SECURITY FUNDS

ANNUAL REPORT


DECEMBER 31, 2001


   - SECURITY CASH FUND, P. 18

   - SECURITY INCOME FUND

     - DIVERSIFIED
       INCOME SERIES, P. 3

     - HIGH YIELD SERIES, P. 9

   - SECURITY
     MUNICIPAL BOND FUND, P. 14





[LOGO] SECURITY DISTRIBUTORS, INC.
       A Member of The Security Benefit
       Group of Companies

[GRAPHIC]    COMMENTARY FROM THE CHAIRMAN OF THE BOARD
--------------------------------------------------------------------------------
             FEBRUARY 15, 2002


  [PHOTO]
John Cleland


TO OUR SHAREHOLDERS:
2001 was a year of change. The horrific events of September 11 marked a dramatic change in the shape of our world, as the war on terrorism at least temporarily supplanted the theme of globalization that had been such a major part of the last half of the previous decade. The year marked changes in the financial markets as well. The exuberance of the 1990s was replaced by a more sober realism that investing, by definition, is a part of a long-term strategy, and is not an overnight, get rich scheme.

FIXED INCOME EXPERIENCES STRONG GAINS
In general, income investments provided more gains than did equities for the year. The portfolios of Security Income Fund were indicative of this fact. Positive total returns ranged from 7.33% for the Diversified Income Series 4.93% for the High Yield Series, to 3.79% for the Municipal Bond Series.(1) In the following pages, our portfolio managers will discuss their particular funds and results.

WORLD AFFAIRS LIKELY TO AFFECT MARKETS
As we look ahead to the new year, the focus for investors will remain on two broad themes. First, the ongoing prosecution of a very new and different war is likely to present exogenous shocks from time to time that will prove to be surprises to the markets, and will likely continue to exacerbate volatility. Second, the synchronous global economic slowdown is likely to be a key factor impacting market results.

How quickly the U.S. economy can right itself from the current recession is critical for resumption of corporate profit growth, which will be required in order to move the markets to higher levels. It is likely that we have seen the end of the cycle of interest rate cuts which provided support to the market in the last year, and a flattening yield curve may, in fact, be a product of rising short rates over the course of the year.

For investors, these uncertainties simply reinforce the importance of commitment to a long-term investment strategy, centered on the ownership of a diversified portfolio of asset classes, and using dollar cost averaging as a principal strategy. We thank you for your confidence in us, and invite your questions and comments at any time.

Sincerely,

/s/ John Cleland

John Cleland
Chairman of the Board
The Security Funds

(1) Performance figures are based on Class A shares and do not reflect deduction of the sales charge or taxes that a shareholder would pay on distributions or the redemption of fund shares. Fee waivers and/or reimbursements reduced Fund expenses and in the absence of such waivers, the performance quoted would be reduced.


--------------------------------------------------------------------------------
                                        1

[GRAPHIC]    COMMENTARY FROM THE PRESIDENT
--------------------------------------------------------------------------------
             FEBRUARY 15, 2002


   [PHOTO]
James R. Schmank

TO OUR SHAREHOLDERS:
The past year provided many unique challenges for investors and the professionals managing the portfolios of the Security Income Funds. We began the year with a weakened global economy. The National Bureau of Economic Research officially declared the U.S. in a recession when growth in gross domestic product turned negative. We experienced a national tragedy of unprecedented gravity, challenging the stability of the financial markets in their already fragile state. Negative returns for most major domestic equity indices were realized for the second consecutive year. The Federal Reserve Bank's Open Market Committee aggressively cut interest rates bringing the Fed Funds rate to 1.75%, a far cry from its ten-year average of 4.75%. All told, it has been an extremely difficult environment for investors and portfolio managers alike to navigate through successfully.

MOST INCOME SECURITIES ADVANCE
Nearly all classes of fixed income instruments performed well in 2001. Leading the way was the Diversified Income Series, which returned 7.33% for the 12-month period.(1) The Series was bolstered by the strong performance of corporate bonds and mortgage backed securities. The Security High Yield Bond Series also posted a positive return of 4.93%, lagging the benchmark Lehman High Yield Index by only .35%.(1)

Most financial market analysts and economists remain confident in the longer term prospects for our financial markets. We are beginning 2002 with conditions much more favorable to more traditional long term growth results. Most companies have worked off excess inventories and are focused on improving corporate profits. Interest rates remain at historic lows and should provide stimulus to spending by both businesses and consumers. Energy prices have stabilized. Congress continues to review fiscal stimulus options. All these conditions favor renewal and strengthening in our domestic economy and financial markets. We should expect to see a recovery underway this year with positive momentum slowly building again.

STAY WITH YOUR PLAN
We cannot stress enough the importance of developing long-term investment plans. Investment professionals can help design portfolios that are diversified, flexible and positioned to address various market conditions. This need has become more apparent to all of us as we reflect on the complexity of the markets through 2001.

If you have been dollar cost averaging through this period, congratulations!(2) If you haven't, it's not too late to consult with your financial advisor about this and other strategic tools to help make your long-term investment plan a success.


Sincerely,

/s/ James R. Schmank

James R. Schmank, President
The Security Funds

(1) Performance figures are based on Class A shares and do not reflect deduction of the sales charge or taxes that a shareholder would pay on distributions or the redemption of fund shares. Fee waivers and/or reimbursements reduced Fund expenses and in the absence of such waivers, the performance quoted would be reduced.

(2) Dollar cost averaging does not assure profits or protect against loss in a declining market.

--------------------------------------------------------------------------------
                                        2

[GRAPHIC]    MANAGERS' COMMENTARY
--------------------------------------------------------------------------------
             SECURITY INCOME FUND-DIVERSIFIED INCOME SERIES
             FEBRUARY 15, 2002

       [PHOTO]                              [PHOTO]
   Steven M. Bowser                   Christopher L. Phalen
Senior Portfolio Manager                Portfolio Manager

TO OUR SHAREHOLDERS:
The year 2001 was another relatively strong year for the bond market, compared to equities. The Diversified Income Series of Security Income Fund was able to take advantage of its broad range of investment options to post gains similar to that of its benchmark. The Series returned +7.33% for the 12-month period.(1) The benchmark Lehman Brothers Aggregate Bond Index gained 8.44% over the same period.

FIXED INCOME PERFORMANCE IN 2001
With aggressive action from the Federal Reserve's Open Market Committee (FOMC), the fixed income markets rallied, led by corporate bonds, mortgage-backed securities and agency securities. During the year, the FOMC reduced interest rates eleven times, totaling 4.75%, in an attempt to stimulate the economy. Corporate bonds were the top performing asset class in fixed income during 2001 due to record new issuance and expectations of an economic recovery in 2002.

Our strategy to hold long-term U.S. Treasury issues in place of long-term corporate bonds negatively impacted the portfolio. This is generally the safer play in weak economic conditions due to credit risks of corporate bonds. In spite of many corporations releasing lower earnings estimates, long-term corporate bonds actually outperformed Treasuries in 2001. The portfolio was hurt by an underweight position in corporate bonds and overweight in Treasuries for the month of January, at which time an FOMC interest rate cut caused the corporate sector to rally. However, we were able to quickly increase our corporate exposure, and the sector negatively impacted the portfolio by only two basis points for the year. While mortgage-backed securities tend to suffer in times of dropping interest rates, we were able to outperform the benchmark in this area due to security selection.

[LOGO] SECURITY     ADVISOR, SECURITY
       FUNDS        MANAGEMENT COMPANY, LLC


THE COMPOSITION OF PORTFOLIO ASSETS
At the end of the year, the Diversified Income Series was composed of 33% mortgage-backed bonds, 26% corporate issues, 18% U.S. Treasury issues, 18% Federal agency securities and 3% cash. This represents an overweight position relative the benchmark in agency securities, and slight underweight positions in mortgage-backed securities and U.S. Treasury issues.

LIMITED ACTION FROM THE FED AHEAD
Interest rates are near historical lows. We don't anticipate the FOMC continuing a long string of rate cuts throughout the next year, although we wouldn't be surprised if one or two are on the way. In an environment where we don't expect rates to change dramatically, we look to place the portfolio into an overweight "spread product" position, which means overweight in mortgage-backed, agency and corporate issues. We anticipate that these areas could outperform Treasuries in the current market environment. We don't expect price appreciation to be the largest part of the returns for 2002. We will be depending on the coupon for the majority of our return. We will also be looking to take advantage of spread compression in corporate bonds, knowing that when the spreads decrease, corporate bonds outperform.

Sincerely,

Steven M. Bowser and
Christopher L. Phalen
Portfolio Managers

(1) Performance figures are based on Class A shares and do not reflect deduction of the sales charge or taxes that a shareholder would pay on distributions or the redemption of fund shares. Fee waivers and/or reimbursements reduced Fund expenses and in the absence of such waivers, the performance quoted would be reduced.

--------------------------------------------------------------------------------
                                        3

[GRAPHIC]    MANAGERS' COMMENTARY
--------------------------------------------------------------------------------
             SECURITY INCOME FUND-DIVERSIFIED INCOME SERIES
             FEBRUARY 15, 2002


                         DIVERSIFIED INCOME SERIES VS.
                      LEHMAN BROTHERS AGGREGATE BOND INDEX
                                    12-31-01

[LINE GRAPH]

SECURITY DIVERSIFIED INCOME SERIES - TEN YEARS

Period End      Invest.      Charges      Income  Capital Gains      Reinvest    Market Value      Percent Change
12/31/1991      10,000         479           0           0               0           9,521                 0
12/31/1992           0           0          59           0              59           9,994              1.61
12/31/1993           0           0          53         719             772          11,170              0.13
12/31/1994           0           0          62           0              62          10,440              0.83
12/31/1995           0           0          61           0              61          12,720              1.92
12/31/1996           0           0          95           0              95          12,880             -1.16
12/31/1997           0           0          73           0              73          14,065              1.15
12/31/1998           0           0          71           0              71          15,344              0.26
12/31/1999           0           0          78           0              78          14,791             -0.79
12/31/2000           0           0          80           0              80          16,223               1.8
12/31/2001           0           0          73           0              73          17,413             -0.83


LEHMAN BROTHERS AGGREGATE BOND INDEX - TEN YEARS

Period End      Invest.      Charges      Value      Percent Change
12/31/1991      10,000           0        10,000            0
12/31/1992           0           0        10,740         1.59
12/31/1993           0           0        11,787         0.54
12/31/1994           0           0        11,444         0.69
12/31/1995           0           0        13,558          1.4
12/31/1996           0           0        14,050        -0.93
12/31/1997           0           0        15,407         1.01
12/31/1998           0           0        16,744          0.3
12/31/1999           0           0        16,605        -0.48
12/31/2000           0           0        18,537         1.86
12/31/2001           0           0        20,097        -0.64

                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Diversified Income Series on December 31, 1991, and reflects deduction of the 4.75% sales load. On December 31, 2001, the value of your investment in the Series' Class A shares (with dividends reinvested) would have grown to $17,413. By comparison, the same $10,000 investment would have grown to $20,097 based on the Lehman Brothers Aggregate Bond Index.

The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares.


                           DIVERSIFIED INCOME SERIES
                          AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001

CLASS A SHARES                   CLASS B SHARES                 CLASS C SHARES                  CLASS S SHARES
1 Year               2.28%       1 Year              1.37%      1 Year               5.30%      Since Inception       -1.62%
5 Years              5.21%       5 Year              4.85%      Since Inception      8.54%      (2-01-01)
10 Years             5.70%       Since Inception     4.26%      (5-01-00)
                                 (10-19-93)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. For Class S shares the figures reflect deducting the maximum contingent deferred sales charge ranges from 6% in the first year to 0% in the eighth and following years. The return for Class S shares has been calculated from February 1, 2001 (date of inception) to December 31, 2001 and is not annualized. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and applicable taxes were deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.





--------------------------------------------------------------------------------
                                        4

[GRAPHIC]    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

        SECURITY INCOME FUND --
        DIVERSIFIED INCOME SERIES


                                                PRINCIPAL           MARKET
CORPORATE BONDS                                   AMOUNT            VALUE
------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.9%
Boeing Capital Corporation,
   6.68% - 2003 ......................          $  350,000          $  368,089
United Technologies Corporation,
   6.35% - 2011 ......................             300,000             305,250
                                                                    ----------
                                                                       673,339
AIRLINES - 1.4%
Continental Airlines, Inc.,
   7.434% - 2004 .....................             350,000             325,493
Delta Air Lines, 7.779% - 2005 .......             250,000             239,818
Southwest Airlines Company,
   7.875% - 2007 .....................             450,000             455,625
                                                                    ----------
                                                                     1,020,936
BANKING - 3.2%
Abbey National plc,
   6.69% - 2005 ......................             300,000             314,250
Bank of America Corporation,
   7.80% - 2010 ......................             300,000             328,099
Bank of New York Company, Inc.,
   6.50% - 2003 ......................             100,000             105,500
BCH Cayman Islands, Ltd,
   7.70% - 2006 ......................             300,000             321,000
Den Danske Bank,
   7.40% - 2010 ......................             475,000             488,063
Golden State Holdings,
   7.125% - 2005 .....................              25,000              25,063
Key Bank NA, 7.00% - 2011 ............             300,000             310,204
PNC Funding Corporation,
   7.75% - 2004 ......................             200,000             215,750
Washington Mutual Capital I,
   8.375% - 2027 .....................             300,000             300,000
                                                                    ----------
                                                                     2,407,929
BASIC INDUSTRY - OTHER- 0.5%
Pioneer Hi Bred International, Inc.,
   5.75% - 2009 ......................             375,000             368,438

BEVERAGE -1.5%
Anheuser-Busch Companies, Inc.,
   7.10% - 2007 ......................             400,000             428,000
Coca-Cola Company,
   5.75% - 2011 ......................             350,000             346,082
Fosters Brewing Group,
   6.875% - 2011 .....................             300,000             308,736
                                                                    ----------
                                                                     1,082,818
BROKERAGE - 1.8%
Credit Suisse FB USA,
   6.125% - 2011 .....................             300,000             292,813
Legg Mason, Inc., 6.75% - 2008 .......             350,000             358,686
Merrill Lynch & Company, Inc.,
   5.70% - 2004 ......................             350,000             363,125
Waddell & Reed Financial, Inc.,
   7.50% - 2006 ......................             300,000             311,583
                                                                    ----------
                                                                     1,326,207
BUILDING MATERIALS - 0.8%
Vulcan Materials Company,
   5.75% - 2004 ......................             600,000             615,750
CHEMICALS - 0.5%
PPG Industries, Inc.,
   7.40% - 2019 ......................             350,000             357,875
CONGLOMERATES - 0.5%
Tyco International, Ltd.,
   7.00% - 2028 ......................             350,000             338,612
CONSTRUCTION MACHINERY - 0.4%
AGCO Corporation,
   8.50% - 2006 ......................             275,000             268,125
CONSUMER CYCLICAL - OTHER - 0.0%
American ECO Corporation,
   9.625% - 2008* ....................              25,000                   3
CONSUMER NONCYCLICAL - OTHER - 0.4%
Eli Lilly & Company,
   7.125% - 2025 .....................             300,000             323,467
ELECTRIC - 1.6%
CMS Energy Corporation,
   6.75% - 2004 ......................              25,000              24,563
Calpine Corporation,
   8.75% - 2007 ......................              25,000              22,563
Dominion Resources, Inc.,
   7.40% - 2002 ......................             300,000             307,875
Duke Capital Corporation,
   8.00% - 2019 ......................             300,000             328,125
National Rural Utilities,
   5.50% - 2005 ......................             300,000             305,625
Progress Energy, Inc.,
   6.55% - 2004 ......................             200,000             208,250
                                                                    ----------
                                                                     1,197,001
ENERGY - INDEPENDENT - 0.4%
Devon Energy Corporation,
   6.875% - 2011 .....................             300,000             293,336


                            See accompanying notes.
--------------------------------------------------------------------------------
                                        5

[GRAPHIC]    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

         SECURITY INCOME FUND --
   DIVERSIFIED INCOME SERIES (CONTINUED)



                                                PRINCIPAL           MARKET
CORPORATE BONDS (CONTINUED)                       AMOUNT            VALUE
------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.9%
Conoco, Inc., 6.95% - 2029 ...........          $  350,000          $  355,688
PanCanadian Petroleum,
   6.30% - 2011 ......................             350,000             336,790
                                                                    ----------
                                                                       692,478

ENERGY - OTHER - 0.0%
P&L Coal Holdings Corporation,
   8.875% - 2008 .....................              19,000              20,235
ENTERTAINMENT - 0.5%
Time Warner Entertainment
   Company, 10.15% - 2012 ............             280,000             352,450
FINANCIAL COMPANIES - CAPTIVE - 0.4%
General Motors Acceptance
   Corporation, 6.125% - 2006 ........             300,000             296,924
FINANCIAL COMPANIES - NONCAPTIVE
   CONSUMER - 1.7%
Capital One Bank,
   6.375% - 2003 .....................             300,000             307,500
Countrywide Capital I,
   8.00% - 2026 ......................             300,000             294,375
General Motors Acceptance
   Corporation, 5.80% - 2003 .........             300,000             305,991
Household Netherlands BV,
   6.20% - 2003 ......................             350,000             363,125
                                                                    ----------
                                                                     1,270,991
FINANCIAL COMPANIES - NONCAPTIVE
   DIVERSIFIED - 0.2%
CIT Group Holdings Inc.,
   7.625% - 2005 .....................             150,000             161,250
FOOD - 0.5%
Kellogg Company, 6.60% - 2011 ........             150,000             154,162
Kraft Foods, Inc., 5.625% - 2011 .....             200,000             193,962
                                                                    ----------
                                                                       348,124
GAMING - 0.2%
Park Place Entertainment,
   7.875% - 2005 .....................             175,000             174,343
HEALTHCARE - 0.0%
Tenet Healthcare Corporation,
   8.125% - 2008 .....................              25,000              26,375
HOME CONSTRUCTION - 0.3%
MDC Holdings, Inc.,
   8.375% - 2008 .....................             137,000             138,370
Oakwood Homes Corporation,
   8.125% - 2009 .....................             250,000             105,000
                                                                    ----------
                                                                       243,370
INSURANCE - 0.1%
Transamerica Capital II,
   7.65% - 2026 ......................             100,000             100,250

INSURANCE - PROPERTY & CASUALTY - 0.4%
General Electric Global Insurance,
   7.00% - 2026 ......................             300,000             309,750
LODGING - 0.3%
HMH Properties,
   7.875% - 2008 .....................             200,000             184,500
MEDIA - CABLE - 1.0%
Jones Intercable, Inc.,
   7.625% - 2008 .....................             275,000             289,940
Lenfest Communications,
   10.50% - 2006 .....................             250,000             289,375
Rogers Cablesystems,
   9.625% - 2002 .....................             175,000             179,375
                                                                    ----------
                                                                       758,690
MEDIA - NON-CABLE - 1.0%
K-III Communications Corporation,
   10.25% - 2004 .....................             375,000             354,375
News America Holdings,
   8.625% - 2003 .....................             200,000             210,250
USA Networks, 6.75% - 2005 ...........             200,000             205,829
                                                                    ----------
                                                                       770,454
OIL FIELD SERVICES - 0.8%
Duke Energy Field Services,
   7.50% - 2005 ......................             300,000             313,500
Transocean Offshore, Inc.,
   8.00% - 2027 ......................             300,000             307,500
                                                                    ----------
                                                                       621,000
PAPER - 0.5%
Bowater Canada Finance,
   7.95% - 2011 ......................             350,000             358,783
REAL ESTATE INVESTMENT TRUSTS - 0.4%
EOP Operating LP,
   7.375% - 2003 .....................             300,000             315,375
RETAILERS - 1.1%
Federated Department Stores,
   8.50% - 2003 ......................             300,000             318,000
Tandy Corporation, 6.95% - 2007 ......             400,000             414,000
Zale Corporation, 8.50% - 2007 .......             125,000             117,500
                                                                    ----------
                                                                       849,500
SUPERMARKETS - 0.6%
Safeway, Inc., 6.50% - 2008 ..........             400,000             411,000
TECHNOLOGY - 1.2%
Electronic Data Systems,
   7.125% - 2009 .....................             500,000             527,500
Pitney Bowes, Inc.,
   5.875% - 2006 .....................             350,000             360,500
                                                                    ----------
                                                                       888,000

                             See accompanying notes.
--------------------------------------------------------------------------------
                                        6

[GRAPHIC]    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

         SECURITY INCOME FUND --
   DIVERSIFIED INCOME SERIES (CONTINUED)


                                                               PRINCIPAL           MARKET
CORPORATE BONDS (CONTINUED)                                      AMOUNT            VALUE
-------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.8%
AT & T Wireless Group,
   7.875% - 2011 ................................          $   350,000          $   374,153
GTE Corporation, 7.51% - 2009 ...................              500,000              535,000
MasTec, Inc., 7.75% - 2008 ......................              150,000              125,250
Pacific Bell, 7.125% - 2026 .....................              300,000              313,342
Qwest Capital Funding,
   7.25% - 2011 .................................              400,000              389,788
WorldCom, Inc., 7.75% - 2027 ....................              365,000              377,319
                                                                                -----------
                                                                                  2,114,852
TOBACCO - 0.1%
DIMON, Inc., 8.875% - 2006 ......................               50,000               50,875
WIRELESS - 0.5%
Vodafone Group plc,
   7.625% - 2005 ................................              350,000              377,125
                                                                                -----------
   Total corporate bonds - 29.4% ................                                21,970,530
MORTGAGE BACKED SECURITIES
--------------------------
U.S. GOVERNMENT AGENCIES - 12.2%
Federal Home Loan Mortgage Corporation:
    FHR #1311 J,
       7.50% - 2021 CMO .........................              158,791              158,886
    FHLMC #C01172,
       6.50% - 2031 .............................              944,766              946,906
    FHLMC #C01210,
       6.50% - 2031 .............................              975,095              977,472
    FHLMC #C44050,
       7.00% - 2030 .............................              719,568              733,663
    FHLMC #C50964,
       6.50% - 2031 .............................              961,244              963,422
    FHLMC #C50967,
       6.50% - 2031 .............................              818,825              820,821
Federal National Mortgage Association:
    FNR #1990-108 G,
       7.00% - 2020 CMO .........................              317,987              330,033
    FNMA #252806,
       7.50% - 2029 .............................              587,063              607,423
    FNMA #252874,
       7.50% - 2029 .............................              554,809              574,122
    FNMA #190307,
       8.00% - 2030 .............................              402,256              421,548
    FNMA #253356,
       8.00% - 2030 .............................              440,524              461,653
    FNMA #535277,
       7.00% - 2030 .............................              820,400              836,723
    FNMA #541735,
       8.00% - 2030 .............................              317,891              333,139
    FNMA #585348,
       6.50% - 2031 .............................              965,992              967,396
                                                                                -----------
                                                                                  9,133,207
U.S. GOVERNMENT SECURITIES - 17.5%
Government National Mortgage Association:
   GNMA #313107, 7.00% - 2022 ...................              512,900              528,646
   GNMA #328618, 7.00% - 2022 ...................              144,222              148,650
   GNMA #352022, 7.00% - 2023 ...................              450,793              464,515
   GNMA #369303, 7.00% - 2023 ...................              454,999              468,850
   GNMA #347017, 7.00% - 2024 ...................              259,327              267,151
   GNMA #371006, 7.00% - 2024 ...................              154,581              159,244
   GNMA #371012, 7.00% - 2024 ...................              285,355              293,964
   GNMA #411643, 7.75% - 2025 ...................              226,255              237,877
   GNMA #780454, 7.00% - 2026 ...................              514,671              528,017
   GNMA #464356, 6.50% - 2028 ...................              522,055              525,056
   GNMA #462680, 7.00% - 2028 ...................              629,786              644,366
   GNMA #491492, 7.50% - 2029 ...................              632,502              656,006
   GNMA #510704, 7.50% - 2029 ...................              809,983              840,082
   GNMA #518436, 7.25% - 2029 ...................              683,521              702,838
   GNMA #781079, 7.50% - 2029 ...................              371,251              385,091
   GNMA #479229, 8.00% - 2030 ...................              415,252              434,649
   GNMA #479232, 8.00% - 2030 ...................              444,353              465,109
   GNMA #508342, 8.00% - 2030 ...................              889,287              930,825
   GNMA #538285, 6.50% - 2031 ...................            1,000,000            1,004,563
   GNMA #564472, 6.50% - 2031 ...................              999,038            1,003,597
   GNMA #365608, 7.50% - 2034 ...................              508,722              539,962
   GNMA II #1260, 7.00% - 2023 ..................               94,239               97,023
   GNMA II #1849, 8.50% - 2024 ..................               77,717               82,930
   GNMA II #2270, 8.00% - 2026 ..................              148,815              156,586
   GNMA II #2320, 7.00% - 2026 ..................              221,520              226,976
   GNMA II #9365, 8.25% - 2026 ..................               35,534               37,443
   GNMA II #2445, 8.00% - 2027 ..................              184,463              193,443
   GNMA II #2616, 7.00% - 2028 ..................              307,341              313,998
   GNMA II #2689, 6.50% - 2028 ..................              272,456              272,900
   GNMA II #2909, 8.00% - 2030 ..................              422,673              441,029
                                                                                -----------
                                                                                 13,051,386
NON-AGENCY SECURITIES - 2.5%
----------------------------
Chase Commercial Mortgage Securities Corporation:
   1997-1 B, 7.37% - 2007 .......................            1,500,000            1,602,160
   1998-1 B, 6.56% - 2008 .......................              225,000              231,209
Global Rate Eligible Asset Trust 1998-A,
   7.33% - 2006 .................................               42,206                2,899
                                                                                -----------
                                                                                  1,836,268
                                                                                -----------
  Total mortgage backed securities - 32.2% ......                                24,020,861
U.S. AGENCY BONDS & NOTES - 23.3%
---------------------------------
Federal Farm Credit Bank,
   5.45% - 2013 .................................            1,000,000              948,955
Federal Home Loan Bank:
   6.75% - 2002 .................................            4,000,000            4,000,000
   6.375% - 2006 ................................              800,000              852,224
   5.20% - 2008 .................................            1,000,000              988,287


                             See accompanying notes.
--------------------------------------------------------------------------------
                                        7

[GRAPHIC]    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

         SECURITY INCOME FUND --
   DIVERSIFIED INCOME SERIES (CONTINUED)


U.S. AGENCY BONDS                                              PRINCIPAL             MARKET
& NOTES (CONTINUED)                                              AMOUNT              VALUE
-----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation:
   6.625% - 2009 ....................................          $ 1,000,000          $ 1,065,000
Federal National Mortgage Association:
   FNMA, 7.40% - 2004 ...............................              600,000              655,188
   FNMA, 7.49% - 2005 ...............................              285,000              312,916
   FNMA, 7.65% - 2005 ...............................              250,000              276,955
   FNMA, 7.875% - 2005 ..............................              500,000              557,150
   FNMA, 6.00% - 2008 ...............................              400,000              415,476
   FNMA, 6.375% - 2009 ..............................            1,500,000            1,581,420
   FNMA, 6.625% - 2009 ..............................            1,000,000            1,068,750
   FNMA, 5.50% - 2011 ...............................            1,000,000              982,738
   FNMA, 6.625% - 2030 ..............................              500,000              523,099
   FNMA, 7.125% - 2030 ..............................            2,250,000            2,502,355
Financing Corporation,
   9.65% - 2018 .....................................              500,000              678,750
                                                                                    -----------
   Total U.S. agency bonds & notes - 23.3% ..........                                17,409,263
U.S. GOVERNMENT SECURITIES - 11.6%
----------------------------------
U.S. Treasury Bonds:
   8.75% - 2008 .....................................              600,000              661,074
   6.25% - 2023 .....................................            2,000,000            2,117,180
   6.25% - 2030 .....................................            1,000,000            1,083,240
                                                                                    -----------
                                                                                      3,861,494
U.S. Treasury Notes:
   6.75% - 2005 .....................................            1,000,000            1,087,260
   4.625% - 2006 ....................................            1,000,000            1,013,940
   6.25% - 2007 .....................................            1,500,000            1,620,690
   6.50% - 2010 .....................................            1,000,000            1,098,590
                                                                                    -----------
                                                                                      4,820,480
                                                                                    -----------
   Total U.S. government securities - 11.6% .........                                 8,681,974

REPURCHASE AGREEMENT - 1.7%
---------------------------
United Missouri Bank, 1.25%, 01-02-02
   (Collateralized by FNMA, 01-22-02,
   with a value of $1,285,616) ......................            1,260,000            1,260,000
                                                                                    -----------
   Total investments - 98.3% ........................                                73,342,628
   Cash and other assets, less liabilities - 1.7% ...                                 1,295,817
                                                                                    -----------
   Total net assets - 100.0% ........................                               $74,638,445
                                                                                    ===========

The identified cost of investments owned at December 31, 2001 was $71,792,121 for federal income tax purposes.

*Non-income producing security.

                             See accompanying notes.
--------------------------------------------------------------------------------
                                        8

[GRAPHIC]    MANAGER'S COMMENTARY
--------------------------------------------------------------------------------
             SECURITY INCOME FUND-HIGH YIELD SERIES
             FEBRUARY 15, 2002

[LOGO] SECURITY
       FUNDS

ADVISOR, SECURITY
MANAGEMENT COMPANY, LLC

    [PHOTO]
 David Toussaint
Portfolio Manager

TO OUR SHAREHOLDERS:
The High Yield Series of Security Income Fund performed very well relative its peers in 2001. The Series earned a positive return of +4.93%.(1) The average return for its Lipper peer group was +1.13%, while the benchmark Lehman High Yield Index returned +5.28%.

HIGH YIELD PERFORMANCE IN 2001
The high yield bond market as a whole slightly lagged both corporate bonds and government securities for the year, but still performed quite favorably when compared to most stock indexes. During 2001, the higher quality BB-rated bonds outperformed the lower-rated bonds as bond defaults continued to increase throughout the year. 2001 was a record year for the dollar amount of defaults and more than doubled 2000's previous record high. Furthermore, the number of defaults as a percentage of issuers reached previous record highs of 10%, not seen since the last recession in 1991.

Despite the large number of defaults, the high yield market was still able to post positive results. Most of the defaults were already reflected into 2000's prices, lessening the impact in 2001. In addition, the market was aided by a high positive mutual fund flow of around $8 billion into the market, compared to -$4 billion the year before. There is generally a positive correlation between mutual fund flows and returns.

TELECOMMUNICATIONS TOPS NEGATIVE INFLUENCES
Telecommunications, which made up approximately 20% of the benchmark index at the start of the year, lost about 30% in 2001. Fortunately, we held an underweight position compared to the benchmark, which helped deter some loss. But we still had our share of companies falling upon difficult times during the year. Among these companies were fiber optics network provider Global Crossing Holdings, Ltd. and web-hosting company Exodus Communications, Inc. Orius Capital Corporation, which provides telecommunications infrastructure services, also performed poorly for the Series. We were able to sell our holdings in Orius and Exodus throughout the year to minimize loss.

Other sectors in the Series had their share of poorly performing companies in this recession year, as well. Textile maker WestPoint Stevens, Inc. experienced difficult times from the beginning of the year with slower sales and declining profits. The company may have begun to turn the corner as sales started to improve in the third quarter. Auto transport company Allied Holdings was also hurt in 2001 as car sales were declining for the first nine months of the year. The company is currently turning the business around by restructuring its cost structure and implementing price increases.

GOOD CREDIT BETS AND BUYOUTS BOLSTER EARNINGS
Sticking with a few companies that had been beaten up in 2000 proved to be good bets for the Series in 2001 as their prices recovered. Plastic and glass packaging manufacturer Owens-Illinois, Inc. was punished severely in 2000 due to asbestos concerns, but came back strongly after these concerns were alleviated. Manufactured housing builder Oakwood Homes Corporation and home security company Protection One continued to struggle operationally in 2001 but their bond prices recovered from overly pessimistic levels in 2000.

Three significant buyouts resulted in sizable jumps in the value of three of our holdings during 2001. Real estate company CB Richard Ellis Services, Inc. was acquired in a management led buyout. In addition, wireless telecommunications company Tritel PCS agreed to be purchased by AT&T Wireless and wireline telecommunications company Intermedia Communications was acquired by Worldcom, Inc.

STRONG POSSIBILITIES IN HIGH YIELD FOR 2002
The high yield bond market has traditionally performed very well emerging from recessions, although we don't anticipate the extremely high level of returns we experienced coming out of 1991's recession. Some market strategists are anticipating high single-digit to low double-digit returns for the sector, assuming we don't experience a prolonged period of recession. We anticipate defaults to peak in the second quarter of 2002, but the effect should be minimal, as many of the defaults have already been reflected into 2001's prices. We also feel that the market


--------------------------------------------------------------------------------
                                        9

[GRAPHIC]    MANAGER'S COMMENTARY
--------------------------------------------------------------------------------
             SECURITY INCOME FUND-HIGH YIELD SERIES
             FEBRUARY 15, 2002

will once again benefit from positive fund flows, as many pension plans and other investors are allocating more funds into high yield securities.

We will continually look for the best ways to play the upcoming recovery, but not at the expense of the safety of the Series. For the past two years, we have been overweight in the higher quality BB-rated issues, and this has worked for us. During an economic recovery, lower quality issues typically outperform higher quality issues. Therefore, we will likely move the Series closer to market weight as the recovery unfolds.

Sincerely,

David Toussaint
Portfolio Manager

(1) Performance figures are based on Class A shares and do not reflect deduction of the sales charge or taxes that a shareholder would pay on distributions or the redemption of fund shares. Fee waivers and/or reimbursements reduced Fund expenses and in the absence of such waivers, the performance quoted would be reduced.

                                     [CHART]

                             HIGH YIELD SERIES VS.
                        LEHMAN BROTHERS HIGH YIELD INDEX
                                    12-31-01

SECURITY HIGH YIELD - 8/5/96

Period End      Invest.      Charges      Income  Capital Gains      Reinvest    Market Value      Percent Change
 7/31/1996      10,000         476           0           0               0           9,524                 0
12/31/1996           0           0          69           0              69          10,019              1.23
12/31/1997           0           0          80         147             227          11,278              1.16
12/31/1998           0           0          80         143             222          11,840              0.38
12/31/1999           0           0          84         125             209          11,779              0.71
12/31/2000           0           0          91           0              91          11,422              2.58
12/31/2001           0           0          82           0              82          11,980             -0.16


LEHMAN BROTHERS HIGH YIELD INDEX - 7/31/96

Period End      Invest.      Charges      Value      Percent Change
 7/31/1996      10,000           0        10,000            0
12/31/1996           0           0        10,713         0.72
12/31/1997           0           0        12,081         0.88
12/31/1998           0           0        12,306         0.11
12/31/1999           0           0        12,589         1.12
12/31/2000           0           0        11,851         1.93
12/31/2001           0           0        12,476        -0.41


                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of High Yield Series on August 15, 1996 (date of inception), and reflects deduction of the 4.75% sales load. On December 31, 2001, the value of your investment in the Series' Class A shares (with dividends reinvested) would have grown to $11,980. By comparison, the same $10,000 investment would have grown to $12,476 based on the performance of the Lehman Brothers High Yield Index.

The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares.


                                HIGH YIELD SERIES
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001

CLASS A SHARES                       CLASS B SHARES                 CLASS C SHARES                  CLASS S SHARES
1 Year                  -0.09%       1 Year             -0.92%      1 Year               3.05%      Since Inception      -13.89%
5 Years                  2.65%       5 Years             2.43%      Since Inception      1.64%      (2-01-01)
Since Inception          3.41%       Since Inception     3.49%      (5-01-00)
(8-05-96)                            (8-05-96)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. For Class S shares the figures reflect deducting the maximum contingent deferred sales charge ranges from 6% in the first year to 0% in the eighth and following years. The return for Class C shares has been calculated from May 1, 2000 (date of inception) to December 31, 2000 and is not annualized. The return for Class S shares has been calculated from February 1, 2001 (date of inception) to December 31, 2001 and is not annualized. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and applicable taxes were deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                                       10

[GRAPHIC]    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

        SECURITY INCOME FUND --
         HIGH YIELD SERIES

                                                 PRINCIPAL            MARKET
CORPORATE BONDS                                    AMOUNT             VALUE
------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.2%
Burke Industries, Inc.,
   10.00% - 2007* .......................          $175,000          $ 14,000
Sequa Corporation,
   9.00% - 2009 .........................           125,000           118,125
                                                                     --------
                                                                      132,125
AUTOMOTIVE - 1.4%
Allied Holdings, Inc.,
   8.625% - 2007 ........................           225,000           101,250
Autonation, Inc., 9.00% - 2008 ..........            50,000            50,875
                                                                     --------
                                                                      152,125
BANKING - 2.3%
BF SAUL REIT, 9.75% - 2008 ..............           175,000           169,750
FCB/NC Capital Trust I,
   8.05% - 2028 .........................            50,000            44,688
Golden State Holdings, Inc.,
   7.125% - 2005 ........................            25,000            25,062
                                                                     --------
                                                                      239,500
BEVERAGE - 1.0%
Canandaigua Brands, Inc.,
   8.625% - 2006 ........................           100,000           103,000
BUILDING MATERIALS - 3.9%
American Plumbing & Mechanical, Inc.,
   11.625% - 2008 .......................           200,000           188,000
Knoll, Inc., 10.875% - 2006 .............           100,000            95,000
Nortek, Inc., 8.875% - 2008 .............           125,000           125,312
                                                                     --------
                                                                      408,312
CHEMICALS - 3.4%
International Specialty Products, Inc.:
   9.00% - 2003 .........................           210,000           213,150
   10.625% - 2009 .......................           125,000           125,000
Lyondell Chemical Company,
   9.50% - 2008 .........................            25,000            24,750
                                                                     --------
                                                                      362,900
CONSTRUCTION MACHINERY - 6.6%
AGCO Corporation,
   8.50% - 2006 .........................           100,000            97,500
Columbus McKinnon Corporation,
   8.50% - 2008 .........................           125,000           116,250
Navistar International,
   8.00% - 2008 .........................            75,000            72,750
Titan Wheel International, Inc.,
   8.75% - 2007 .........................           100,000            60,000
United Rentals, Inc.: ...................
   9.50% - 2008 .........................           125,000           125,000
   9.25% - 2009 .........................           225,000           222,750
                                                                     --------
                                                                      694,250
CONSUMER CYCLICAL - OTHER - 0.0%
American Eco Corporation,
   9.625% - 2008* .......................           125,000                12
ELECTRIC - UTILITY - 3.7%
AES Corporation,
   10.25% - 2006 ........................           100,000            88,000
Calpine Corporation:
   8.75% - 2007 .........................           125,000           112,813
   8.50% - 2011 .........................            50,000            45,498
East Coast Power LLC:
   6.737% - 2008 ........................            65,363            66,076
   7.066% - 2012 ........................            78,000            77,251
                                                                     --------
                                                                      389,638
ENERGY - OTHER - 0.6%
P&L Coal Holdings Corporation,
   8.875% - 2008 ........................            55,000            58,575
ENVIRONMENTAL - 1.2%
Allied Waste North America, Inc.,
  10.00% - 2009 .........................           125,000           128,750
FINANCIAL COMPANIES - 0.9%
Dollar Financial Group, Inc.,
  10.875% - 2006 ........................           100,000            97,000
FOOD - 0.5%
Land O Lakes, Inc., 8.75% - 2011 ........            50,000            48,250
GAMING - 8.1%
Circus Circus Enterprise,
  6.75% - 2003 ..........................           100,000            99,000
Harrahs Operating Company, Inc.,
  7.875% - 2005 .........................           175,000           181,563
Isle of Capri Casinos, Inc.,
  8.75% - 2009 ..........................           150,000           144,375
MGM Grand, Inc., 6.95% - 2005 ...........           125,000           125,649
Mirage Resorts, Inc.,
  6.625% - 2005 .........................           125,000           124,901
Park Place Entertainment
  Corporation, 7.875% - 2005 ............           175,000           174,344
                                                                     --------
                                                                      849,832
HEALTH CARE - 3.3%
Packard BioScience Company,
  9.375% - 2007 .........................            80,000            84,100
Rural/Metro Corporation,
  7.875% - 2008 .........................           100,000            53,000
Tenet Healthcare Corporation,
  8.125% - 2008 .........................           200,000           211,000
                                                                     --------
                                                                      348,100


                            See accompanying notes.
--------------------------------------------------------------------------------
                                       11

[GRAPHIC]    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

        SECURITY INCOME FUND --
     HIGH YIELD SERIES (CONTINUED)

                                                 PRINCIPAL            MARKET
CORPORATE BONDS (continued)                        AMOUNT             VALUE
------------------------------------------------------------------------------
HOME CONSTRUCTION - 5.6%
D.R. Horton, Inc.,
   8.375% - 2004 .........................        $   75,000       $   76,125
Meritage Corporation,
   9.75% - 2011 ..........................            75,000           77,344
Oakwood Homes Corporation,
   8.125% - 2009 .........................           200,000           84,000
Standard Pacific Corporation,
   8.50% - 2009 ..........................           150,000          144,000
Toll Corporation, 7.75% - 2007 ...........            50,000           48,875
WCI Communities, Inc.,
   10.625% - 2011 ........................           150,000          154,875
                                                                   ----------
                                                                      585,219
INSURANCE - 0.7%
GENAMERICA Capital, Inc.,
   8.525% - 2027 .........................            75,000           76,200
LODGING - 7.2%
HMH Properties,
   7.875% - 2008 .........................           175,000          161,438
MeriStar Hospitality Corporation,
   9.125% - 2011 .........................           225,000          211,500
Sun International Hotels,
   8.875% - 2011 .........................           200,000          188,500
Vail Resorts, Inc., 8.75% - 2009 .........           200,000          194,000
                                                                   ----------
                                                                      755,438
MEDIA - CABLE - 9.9%
Adelphia Communications Corporation:
   9.50% - 2004 ..........................            17,356           17,074
   8.375% - 2008 .........................           200,000          185,250
Century Communications Corporation,
   9.50% - 2005 ..........................           125,000          122,812
Charter Communications Holdings:
   8.625% - 2009 .........................           100,000           96,250
   11.125% - 2011 ........................           200,000          212,000
Diamond Holdings,
   9.125% - 2008 .........................           175,000          124,250
Mediacom, LLC, 9.50% - 2013 ..............           100,000          103,750
Rogers Cablesystems,
   9.625% - 2002 .........................            25,000           25,625
Rogers Communications, Inc.,
   9.125% - 2006 .........................           150,000          151,500
                                                                   ----------
                                                                    1,038,511
MEDIA - NON-CABLE - 3.8%
Allbritton Communications Company,
   9.75% - 2007 ..........................            75,000           78,375
Emmis Communications Corporation,
   8.125% - 2009 .........................           100,000           95,750
Hollinger International Publishing,
   8.625% - 2005 .........................           100,000          100,625
K-III Communications Corporation,
   10.25% - 2004 .........................            50,000           47,250
USA Networks, Inc.,
   6.75% - 2005 ..........................            75,000           77,186
                                                                   ----------
                                                                      399,186
METALS - 0.7%
AK Steel Corporation,
   7.875% - 2009 .........................            75,000           73,500
Bulong Operations,
   12.50% - 2008* ........................            75,000               --
Wheeling-Pittsburgh Corporation,
   9.25% - 2007* .........................           100,000            1,000
                                                                   ----------
                                                                       74,500
OIL FIELD SERVICES - 1.0%
Hornbeck-Leevac,
   10.625% - 2008 ........................           100,000          101,500
PAPER - 2.4%
Appleton Papers, Inc.,
   12.50% - 2008 .........................           125,000          120,000
Norske Skog, 8.625% - 2011 ...............           125,000          129,687
                                                                   ----------
                                                                      249,687
PHARMACEUTICALS - 1.0%
   AdvancePCS, 8.50% - 2008 ..............           100,000          104,000
REFINING - 1.0%
Crown Central Petroleum
   Corporation, 10.875% - 2005 ...........           140,000          110,600
RETAILERS - 0.9%
Ames Department Stores, Inc.,
   10.00% - 2006* ........................           200,000            2,000
Zale Corporation, 8.50% - 2007 ...........           100,000           94,000
                                                                   ----------
                                                                       96,000
SERVICES - 2.1%
Loewen Group, Inc. - Pats,
   6.70% - 2049* .........................           100,000           55,000
Protection One Alarm,
   7.375% - 2005 .........................           200,000          164,000
                                                                   ----------
                                                                      219,000
TECHNOLOGY - 1.2%
Flextronics International, Ltd.,
   9.875% - 2010 .........................           125,000          131,250


                             See accompanying notes.
--------------------------------------------------------------------------------
                                       12

[GRAPHIC]    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

        SECURITY INCOME FUND --
     HIGH YIELD SERIES (CONTINUED)

                                                                  PRINCIPAL            MARKET
CORPORATE BONDS (continued)                                         AMOUNT             VALUE
-------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 8.6%
American Cellular Corporation,
   9.50% - 2009 .......................................          $    50,000          $    48,500
Call-Net Enterprises, Inc.,
   9.375% - 2009 ......................................              100,000               35,000
Crown Castle International Corporation,
   9.375% - 2011 ......................................              125,000              114,688
Exodus Communications, Inc.,
   11.625% - 2010* ....................................              150,000               27,000
Global Crossing Holdings, Ltd.,
   9.625% - 2008 ......................................              275,000               31,625
MasTec, Inc., 7.75% - 2008 ............................              200,000              167,000
Nextel Communications:
   0.00% - 2008(1) ....................................              150,000              103,125
   9.375% - 2009 ......................................              200,000              158,000
Tritel PCS, Inc., 10.375% - 2011 ......................               75,000               85,875
Willliams Communications Group, Inc.:
   11.70% - 2008 ......................................              125,000               51,250
   11.875% - 2010 .....................................              200,000               82,000
                                                                                      -----------
                                                                                          904,063
TEXTILES - 0.2% WestPoint Stevens, Inc.,
   7.875% - 2008 ......................................               75,000               23,250
TOBACCO - 1.0%
DIMON, Inc.:
   8.875% - 2006 ......................................               50,000               50,875
   9.625% - 2011 ......................................               50,000               51,750
                                                                                      -----------
                                                                                          102,625
TRANSPORTATION - OTHER - 3.1%
Pegasus Aviation Lease Securitization,
   8.42% - 2030 .......................................              244,615              182,480
Teekay Shipping Corporation,
   8.32% - 2008 .......................................              135,000              139,050
                                                                                      -----------
                                                                                          321,530
                                                                                      -----------
Total corporate bonds - 88.5% .........................                                 9,304,928
CONVERTIBLE BOND
CONSTRUCTION MACHINERY - 0.6%
Shaw Group, Inc.,
   0.00% - 2021(1) ....................................              125,000               63,437


                                                                    PRINCIPAL
                                                                     AMOUNT
                                                                   OR NUMBER            MARKET
PREFERRED STOCKS                                                   OF SHARES            VALUE
-------------------------------------------------------------------------------------------------
BANKS AND CREDIT - 1.0%
California Federal Bank, 9.125%* ......................                4,000          $    99,960
BROADCAST MEDIA - 1.2%
CSC Holdings, Inc., 11.125%* ..........................                  746               78,703
Primedia, Inc., 10.00%* ...............................                1,150               52,900
                                                                                      -----------
                                                                                          131,603
                                                                                      -----------
   Total preferred stocks - 2.2% ......................                                   231,563

COMMON STOCKS
MOVIES & ENTERTAINMENT - 0.1%
Viacom, Inc. (Cl. B)* .................................                  296               13,068
PUBLISHING & PRINTING - 0.0%
Golden Books Family
   Entertainment, Inc.* ...............................                2,833                    6
UNIT INVESTMENT TRUSTS - 2.0%
Diamonds Trust, Series I ..............................                  300               29,916
Nasdaq-100 Index
   Tracking Stock* ....................................                1,450               56,695
SPDR Trust, Series 1 ..................................                1,050              120,036
                                                                                      -----------
                                                                                          206,647
                                                                                      -----------
Total common stocks - 2.1% ............................                                   219,721
REPURCHASE AGREEMENT - 4.3%
United Missouri Bank, 1.25% - 01-02-02
   (Collateralized by FNMA, 01-22-02
   with a value of $468,496) ..........................          $   459,000              459,000
                                                                                      -----------
   Total investments - 97.7% ..........................                                10,278,649
   Cash and other assets, less liabilities - 2.3% .....                                   239,661
                                                                                      -----------
   Total net assets - 100.0% ..........................                               $10,518,310
                                                                                      ===========

The identified cost of investments owned at December 31, 2001, was $12,044,392 for federal income tax purposes.

*Non-income producing security

(1) Deferred interest obligation currently zero under terms of initial offering.

                             See accompanying notes.
--------------------------------------------------------------------------------
                                       13

[GRAPHIC]    MANAGER'S COMMENTARY
--------------------------------------------------------------------------------
            SECURITY MUNICIPAL BOND FUND
            FEBRUARY 15, 2002

[LOGO] Salomon Brothers

      ADVISOR, SALOMON BROTHERS
      ASSET MANAGEMENT, INC.

     [PHOTO]
  Robert Amodeo
Portfolio Manager

TO OUR SHAREHOLDERS:
We are pleased to provide this annual report to shareholders of Security Municipal Bond Fund for the year ended December 31, 2001. Tax-exempt bonds posted positive total returns during the year. The Fund recorded a net return of +3.79 for the year, versus the average net return of +3.90% for the Lipper General Municipal Debt category.(1)

FUND COMPOSITION AND PERFORMANCE
At year-end, the Fund's long-term holdings consisted of 35 issues throughout 16 different states. The credit quality of the portfolio remains strong, with an average rating of double-A. Sector weightings in the portfolio are well diversified, with the greatest emphasis in tax-backed obligations, public utility and transportation securities.

The year began with a significant reduction in short-term interest rates by the Federal Reserve. Fearing a dramatic slowdown in the domestic economy, the Federal Reserve directed two separate 50 basis point cuts in short-term interest rates at the onset of the year. The Federal Reserve would eventually lower short-term borrowing rates on 11 separate occasions to 1.75% from 6.50%. The Fed's easing monetary policy has yet to make a significant impact on domestic economic growth yet inflation remains somewhat tame.

The lowering of short-term interest rates led to the one investment strategy that caused the Series' slight underperformance relative the benchmark. We held an overweight position in the longer-term securities. As short-term rates fell, long-term securities underperformed for the year. Therefore, our overweighting in this area negatively impacted the performance of the Series.

Total return for municipal bonds lagged Treasuries during 2001 as a heavy tax-exempt new issue calendar prevented municipal prices from keeping pace with their taxable counterparts. State and local governments combined to issue over $286 billion of municipal debt to fund new projects and refinance outstanding issues. New issue volume for 2001 was 43% higher than the prior year and the second highest year ever for the municipal market. The robust supply figures met impressive demand from retail investors as a shaky stock market, we believe, led many investors to rebalance portfolios and increase their exposure to fixed-income. The individual investor was the dominant buyer for the year in the municipal market. Inflows for tax-exempt mutual funds were strong during the year while purchases by property and casualty insurance companies were modest. Looking ahead, we believe that the retail investor will remain a dominant player in the municipal bond market while both mutual funds and other institutional demand will prove to be a stable investor for municipal debt.

OUTLOOK
Numerous state and local governments are reporting budgetary pressures created by a wavering domestic economy and lower tax receipts. However, many municipal authorities prepared for this economic slowdown by setting aside some of their surpluses during the tax-receipt boom years. These rainy day funds are available to soften negative impacts from lower tax receipts. Looking ahead, we expect the domestic economy to recover slowly during 2002, and accordingly, we believe that current budgetary pressures will begin to fade.

We would like to thank our investors for their continued confidence in our investment management approach.

Sincerely,

Robert Amodeo
Portfolio Manager

(1) Performance figures are based on Class A shares and do not reflect deduction of the sales charge or taxes that a shareholder would pay on distributions or the redemption of fund shares. Fee waivers and/or reimbursements reduced Fund expenses and in the absence of such waivers, the performance quoted would be reduced.


--------------------------------------------------------------------------------

[GRAPHIC]    MANAGER'S COMMENTARY
--------------------------------------------------------------------------------
             SECURITY MUNICIPAL BOND FUND
             FEBRUARY 15, 2002


                               MUNICIPAL BOND FUND
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001

CLASS A SHARES                     CLASS B SHARES
1 Year                -1.15%       1 Year             -2.09%
5 Years                4.32%       5 Years             3.99%
10 Years               4.91%       Since Inception     3.17%
                                   (10-19-93)

The performance data above represents past performance which is not predictive of future results. for Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deductions of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charges and applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                     [CHART]

                             MUNICIPAL BOND FUND VS.
                      LEHMAN BROTHERS MUNICIPAL BOND INDEX
                                    12-31-01

SECURITY MUNICIPAL BOND - TEN YEARS

Period End      Invest.      Charges      Income  Capital Gains      Reinvest    Market Value      Percent Change
12/31/1991      10,000         478           0           0               0           9.522                 0
12/31/1992           0           0          52           0              52          10,216              1.42
12/31/1993           0           0         158         299             457          11,478              1.91
12/31/1994           0           0          47           0              47          10,528              2.72
12/31/1995           0           0          45           0              45          12,157              1.09
12/31/1996           0           0          57           0              57          12,462             -0.46
12/31/1997           0           0          44           0              44          13,493              1.54
12/31/1998           0           0          56           0              56          14,309               0.2
12/31/1999           0           0          54           0              54          13,816             -0.66
12/31/2000           0           0          58           0              58          15,527              3.31
12/31/2001           0           0          60           0              60          16,115             -1.18


LEHMAN BROTHERS MUNICIPAL BOND INDEX - TEN YEARS

Period End      Invest.      Charges      Value      Percent Change
12/31/1991      10,000           0        10,000            0
12/31/1992           0           0        10,882         1.02
12/31/1993           0           0        12,218         2.11
12/31/1994           0           0        11,591         2.24
12/31/1995           0           0        13,609         0.96
12/31/1996           0           0        14,212        -0.42
12/31/1997           0           0        15,518         1.46
12/31/1998           0           0        16,524         0.25
12/31/1999           0           0        16,183        -0.75
12/31/2000           0           0        18,076         2.47
12/31/2001           0           0        18,993        -0.95


                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Municipal Bond Fund on December 31, 1991, and reflects deduction of the 4.75% sales load. On December 31, 2001, the value of your investment in the Series' Class A shares (with dividends reinvested) would have grown to $16,115. By comparison, the same $10,000 investment would have grown to $18,993 based on the performance of the Lehman Brothers Municipal Bond Index.

The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares.



--------------------------------------------------------------------------------
                                       15

[GRAPHIC]    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

        SECURITY MUNICIPAL BOND FUND


                                                PRINCIPAL           MARKET
MUNICIPAL BONDS                                   AMOUNT            VALUE
------------------------------------------------------------------------------
CALIFORNIA - 5.9%
Los Angeles County, CA Metro Transit
   Authority, 5.625% - 2018 .............        $1,000,000        $1,023,710
GEORGIA - 2.7%
Atlanta, GA Water and Wastewater,
   5.00% - 2038 .........................           500,000           468,885
ILLINOIS - 13.9%
Chicago, IL Board of Education -
   General Obligation, 5.75% - 2027 .....           250,000           258,163
Chicago, IL Midway Airport,
   5.625% - 2029 ........................           250,000           249,105
Chicago, IL Project - General
   Obligation, 5.00% - 2041 .............           500,000           466,070
Cook County, IL - General Obligation,
   5.625% - 2016 ........................           275,000           285,835
Winnebago County, IL
   School District No. 122 -
   General Obligation,
   0.00% - 2014(1) ......................         2,155,000         1,157,106
                                                                   ----------
                                                                    2,416,279
INDIANA - 2.8%
Indiana Board Bank,
   5.00% - 2023 .........................           500,000           479,215
KANSAS - 4.5%
Kansas State Development Finance
   Authority Water Pollution Control,
   5.50% - 2016 .........................           500,000           530,245
Wyandotte County, Kansas City, KS
   Unified Government Utility System,
   5.75% - 2024 .........................           250,000           260,072
                                                                   ----------
                                                                      790,317

KENTUCKY - 5.6%
Louisville & Jefferson County, KY
   Metropolitan Sewer District,
   5.00% - 2030 .........................           500,000           475,970
University of Kentucky Educational
   Buildings, 5.00% - 2018 ..............           500,000           494,470
                                                                   ----------
                                                                      970,440
MASSACHUSETTS - 4.7%
Massachusetts State Turnpike
   Authority Metropolitan Highway
   System, 5.00% - 2037 .................           500,000           462,080
Massachusetts State Water
   Pollution Abatement Trust,
   5.75% - 2029 .........................           350,000           363,027
                                                                   ----------
                                                                      825,107
MICHIGAN - 1.4%
Michigan State Strategic Fund -
   Limited Obligation,
   1.90% - 2009 .........................           250,000           250,000
MISSOURI - 3.0%
Kansas City, MO Port Authority
   Riverfront Park Project,
   5.75% - 2005 .........................           500,000           531,590
NEVADA - 6.2%
Clark County, NV School District -
   General Obligation,
   5.50% - 2016 .........................         1,000,000         1,080,210
NEW JERSEY - 6.2%
North Brunswick Township, NJ
   Board of Education,
   6.30% - 2013 .........................         1,000,000         1,088,860
NEW YORK - 20.1%
New York, NY City Municipal
   Water Finance Authority,
   5.50% - 2023 .........................           250,000           251,710
New York State Dorm Authority,
   5.50% - 2012 .........................         1,000,000         1,076,310
New York State Dorm Authority,
   5.50% - 2026 .........................           200,000           201,160
New York State Local Government
   Assistance Corporation,
   6.00% - 2016 .........................           205,000           215,691
New York State Mortgage Agency,
   6.125% - 2030 ........................           500,000           517,905
New York State Urban Development
   Corporation, 5.375% - 2025 ...........           700,000           701,246
Triborough Bridge and Tunnel
   Authority, New York,
   5.50% - 2017 .........................           250,000           264,710
Triborough Bridge and Tunnel
   Authority, New York,
   5.50% - 2017 .........................           250,000           268,145
                                                                   ----------
                                                                    3,496,877
SOUTH CAROLINA - 2.7%
South Carolina Transportation
   Infrastructure, 5.00% - 2029 .........           500,000           477,100
TENNESSEE - 3.3%
Memphis-Shelby County, TN
   Airport Authority,
   6.00% - 2024 .........................           300,000           312,855
Tennessee Housing Development
   Agency, 6.35% - 2031 .................           250,000           260,350
                                                                   ----------
                                                                      573,205


                             See accompanying notes.
--------------------------------------------------------------------------------

[GRAPHIC]    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

        SECURITY MUNICIPAL BOND FUND (CONTINUED)

                                                             PRINCIPAL            MARKET
MUNICIPAL BONDS (CONTINUED)                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------
TEXAS - 6.9%
Lower Colorado River Authority, Texas,
   6.00% - 2013 .....................................          $250,000          $   271,323
San Antonio, TX Electric and Gas,
   5.50% - 2010 .....................................           500,000              533,760
Texas Water Development Board,
   5.00% - 2015 .....................................           165,000              164,997
Wichita Falls, TX Water and Sewer,
   5.00% - 2027 .....................................           250,000              236,107
                                                                                 -----------
                                                                                   1,206,187
WASHINGTON - 8.5%
Seattle, WA - General Obligation,
   5.75% - 2028 .....................................           250,000              258,977
Washington State Public Power
   Supply System Nuclear Project,
   6.30% - 2012 .....................................         1,000,000            1,120,830
Washington State - General
   Obligation, 5.50% - 2018 .........................           100,000              105,227
                                                                                   1,485,034
                                                                                 -----------
   Total municipal bonds - 98.4% ....................                             17,163,016
   Cash and other assets, less liabilities - 1.6% ...                                274,815
                                                                                 -----------
   Total net assets - 100.0% ........................                            $17,437,831
                                                                                 ===========

The identified cost of investments owned at December 31, 2001 was the same for federal income tax and financial statement purposes.

(1) Original issue discount bond under terms of initial offering.

                             See accompanying notes.
--------------------------------------------------------------------------------

[GRAPHIC]    MANAGERS' COMMENTARY
--------------------------------------------------------------------------------
            SECURITY CASH FUND
            FEBRUARY 15, 2002


[LOGO] SECURITY         ADVISOR, SECURITY
       FUNDS            MANAGEMENT COMPANY, LLC


TO OUR SHAREHOLDERS:
In 2001, money market funds in general did not receive the types of returns they have enjoyed for the past several years, but still offered positive returns at a time when many equity portfolios failed to do so. Security Cash Fund returned +3.20%, slightly lagging its Lipper peer group's average return of +3.44%.

FALLING INTEREST RATES A CHALLENGE FOR MONEY MARKET MANAGERS Throughout the course of 2001, the Federal Reserve Bank's policy-making Open Market Committee
(FOMC) lowered their Fed Funds target interest rates 11 times in efforts to boost the struggling economy. These drops lowered the target rate a total of 4.75%. Declines of this magnitude generally make for lower returns for money market securities, and in turn, money market funds. This certainly was the case for the past 12 months.

CHARACTERISTICS OF PORTFOLIO ASSETS
By the end of the last year, we extended the average maturity of the holdings in Security Cash Fund to 64 days, which is longer than the benchmark's average maturity of 58 days. With declining interest rates, buying and holding longer-term securities allowed the Fund to take advantage of higher rates for a longer period of time.

Due to general quality downgrades and credit deterioration of commercial paper, we have shifted the majority of the Fund's assets into Federal agency discount notes. About two-thirds of the Fund is made up of these less risky investments. We continue to hold 24% in commercial paper investments, 7% in floating rate government securities, and 3% in SBA issues. We currently have no investment in funding agreements.

POSITIVE OUTLOOK FOR 2002
Many economists are speculating that the FOMC may be planning one more interest rate cut for early in 2002, then possibly begin a series of rate increases. Just as rate cuts tend to punish the returns of money market funds, rate increases produce opposite results. We will monitor economic and market conditions carefully, as usual, and adjust the mix of holdings and maturity structures in the portfolio to best take advantage of changing interest rate climates. Whatever the market conditions, the money market sector remains an important investment tool and should be considered by all investors as a part of any well-balanced portfolio.

Sincerely,

Fixed Income Team

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                       18

[GRAPHIC]    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

        SECURITY CASH FUND

                                                             PRINCIPAL            MARKET
COMMERCIAL PAPER                                               AMOUNT             VALUE
--------------------------------------------------------------------------------------------
BEVERAGES - 2.3%
Coca-Cola Company,
   1.98%, 02-22-02 ....................................    $ 1,600,000          $ 1,595,424
BUSINESS SERVICES - 1.5%
General Electric Capital Corporation,
   1.79%, 01-29-02 ....................................      1,000,000              998,608
INSURANCE - 2.6%
AIG Funding, Inc.,
   1.76%, 01-17-02 ....................................      1,800,000            1,798,592
LEASING - 2.4%
International Lease Finance Corporation:
   2.05%, 01-16-02 ....................................        614,000              613,476
   1.77%, 01-25-02 ....................................      1,000,000              998,820
                                                                                -----------
                                                                                  1,612,296
PHARMACEUTICALS - 2.9%
Schering Corporation:
   1.80%, 01-14-02 ....................................      1,200,000            1,199,220
   2.05%, 03-28-02 ....................................        800,000              796,101
                                                                                -----------
                                                                                  1,995,321
PUBLISHING - 2.8%
McGraw-Hill Companies, Inc.:
   1.75%, 05-29-02 ....................................        900,000              893,525
   1.83%, 05-31-02 ....................................      1,000,000              992,375
                                                                                -----------
                                                                                  1,885,900
TELECOMMUNICATIONS - 3.0%
Verizon Network Funding Corporation:
   1.97%, 01-02-02 ....................................        800,000              799,956
   1.73%, 01-18-02 ....................................      1,200,000            1,199,020
                                                                                -----------
                                                                                  1,998,976
TOBACCO - 3.0%
Philip Morris Company, Inc.,
   1.81%, 01-22-02 ....................................      2,000,000            1,997,888
                                                                                -----------
   Total commercial paper - 20.5% .....................                          13,883,005
U.S. GOVERNMENT & AGENCIES
FEDERAL FARM CREDIT BANK - 3.0%
   1.85%, 01-11-02 ....................................      2,000,000            1,998,972
FEDERAL HOME LOAN BANK - 7.1%
   1.79%, 03-01-02 ....................................        800,000              797,653
   2.05%, 04-26-02 ....................................      4,000,000            3,973,806
                                                                                -----------
                                                                                  4,771,459

FEDERAL HOME LOAN MORTGAGE
   COMPANY - 17.8%
   3.57%, 01-18-02 ....................................      3,617,000            3,610,988
   2.04%, 01-31-02 ....................................      2,600,000            2,595,580
   2.35%, 02-01-02 ....................................      2,200,000            2,195,548
   2.22%, 02-27-02 ....................................      1,000,000              996,485
   3.95%, 04-25-02 ....................................      2,200,000            2,172,482
   3.56%, 06-20-02 ....................................        500,000              491,594
                                                                                -----------
                                                                                 12,062,677
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 41.3%
   2.04%, 01-10-02 ....................................      1,800,000            1,799,082
   1.81%, 02-07-02 ....................................      2,900,000            2,894,519
   2.17%, 02-11-02 ....................................      2,400,000            2,394,069
   1.72%, 02-12-02 ....................................      2,500,000            2,494,983
   1.93%, 02-14-02 ....................................      1,200,000            1,197,169
   2.13%, 02-15-02 ....................................      1,800,000            1,795,207
   1.98%, 02-21-02 ....................................      2,100,000            2,094,109
   1.91%, 02-22-02 ....................................      1,000,000              997,241
   1.69%, 03-14-02 ....................................      2,000,000            1,993,240
   2.12%, 04-18-02 ....................................      3,250,000            3,229,521
   1.81%, 06-20-02 ....................................      5,600,000            5,552,136
   1.83%, 06-27-02 ....................................      1,500,000            1,486,504
                                                                                -----------
                                                                                 27,927,780
STUDENT LOAN MORTGAGE ASSOCIATION - 6.5%
   2.244%, 10-25-05(1) ................................        541,269              538,732
   2.43%, 10-28-06(1) .................................        606,574              606,574
   2.414%, 01-25-07(1) ................................        811,126              809,478
   2.43%, 04-25-08(1) .................................        562,820              562,820
   2.43%, 07-25-08(1) .................................      1,369,085            1,369,085
   2.454%, 10-25-10(1) ................................        500,000              501,857
                                                                                -----------
                                                                                  4,388,546
SMALL BUSINESS ASSOCIATION POOLS - 3.2%
   #503265, 2.50%, 01-25-21(1) ........................        354,625              353,739
   #501927, 3.25%, 07-25-17(1) ........................        982,875              992,150
   #503295, 3.50%, 09-25-18(1) ........................        186,269              186,385
   #502398, 3.625%, 09-25-18(1) .......................         92,106               92,452
   #503152, 3.625%, 11-25-20(1) .......................        321,807              321,807
   #503303, 3.50%, 04-25-21(1) ........................        248,758              248,914
                                                                                -----------
                                                                                  2,195,447
                                                                                -----------
   Total U.S. government & agencies - 78.9% ...........                          53,344,882
                                                                                -----------
   Total investments - 99.4% ..........................                          67,227,886
   Cash and other assets, less liabilities - 0.6% .....                             409,821
                                                                                -----------
   Total net assets - 100.0% ..........................                         $67,637,707
                                                                                ===========

The identified cost of investments owned at December 31, 2001 was the same for federal income tax and financial statement purposes.
(1)Variable rate security. Rate indicated is rate effective at December 31, 2001

                             See accompanying notes.
--------------------------------------------------------------------------------
                                       19

[GRAPHIC]    STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2001

                                                                                SECURITY INCOME FUND
                                                                              -------------------------
                                                              SECURITY        DIVERSIFIED        HIGH              SECURITY
                                                           MUNICIPAL BOND       INCOME           YIELD               CASH
                                                                FUND            SERIES           SERIES              FUND
ASSETS
Investments, at value(1) ................................   $ 17,163,016     $ 73,342,628     $ 10,278,649      $ 67,227,886
Cash ....................................................         38,473              102              347           452,485
Receivables:
   Fund shares sold .....................................         32,819          359,485           18,315                --
   Securities sold ......................................             --          282,469               --            35,000
   Interest .............................................        261,808          886,512          257,983            32,632
   Security Management Company ..........................             --               --               --             2,275
Prepaid expenses ........................................         19,403           18,973           11,165            17,106
                                                            ------------     ------------     ------------      ------------
   Total assets .........................................   $ 17,515,519     $ 74,890,169     $ 10,566,459      $ 67,767,384
                                                            ------------     ------------     ------------      ------------

LIABILITIES:
Payable for:
   Fund shares redeemed .................................   $     36,166     $     41,830     $      7,816      $         --
   Dividends to shareholders ............................             --               --               --            65,248
   Management fees ......................................          7,478           22,192            5,347            28,631
   Custodian fees .......................................            342            1,400              643             1,000
   Transfer and administration fees .....................          2,116           26,307            1,633            22,552
   Professional fees ....................................          5,500            6,100            5,500             5,580
   12b-1 distribution plan fees .........................         21,700          139,102           25,267                --
   Miscellaneous fees ...................................          4,386            5,533            1,943             6,666
   Security Management Company ..........................             --            9,260               --                --
                                                            ------------     ------------     ------------      ------------
      Total liabilities .................................         77,688          251,724           48,149           129,677
                                                            ------------     ------------     ------------      ------------
NET ASSETS ..............................................   $ 17,437,831     $ 74,638,445     $ 10,518,310      $ 67,637,707
                                                            ============     ============     ============      ============
NET ASSETS CONSIST OF:
Paid in capital .........................................   $ 17,503,505     $ 90,199,144     $ 13,415,395      $ 67,637,707
Accumulated undistributed
   net investment income (loss) .........................          4,281           28,861            9,419                --
Accumulated net realized loss on sale of investments ....       (727,543)     (17,253,588)      (1,133,235)               --
Net unrealized appreciation (depreciation)
   in value of investments ..............................        657,588        1,664,028       (1,773,269)               --
                                                            ------------     ------------     ------------      ------------
Total net assets ........................................   $ 17,437,831     $ 74,638,445     $ 10,518,310      $ 67,637,707
                                                            ============     ============     ============      ============
CLASS "A" SHARES
Capital shares outstanding ..............................      1,544,570       12,517,280          506,814        67,637,707
Net assets ..............................................   $ 15,671,746     $ 59,168,239     $  5,919,371      $ 67,637,707
                                                            ------------     ------------     ------------      ------------
Net asset value per share ...............................   $      10.15     $       4.73     $      11.68      $       1.00
                                                            ============     ============     ============      ============
Offering price per share
   (net asset value divided by 95.25%) ..................   $      10.66     $       4.97     $      12.26                --
                                                            ============     ============     ============      ============
CLASS "B" SHARES
Capital shares outstanding ..............................        173,781        2,906,210          363,109                --
Net assets ..............................................   $  1,766,085     $ 13,685,602     $  4,231,292                --
                                                            ------------     ------------     ------------      ------------
Net asset value per share ...............................   $      10.16     $       4.71     $      11.65                --
                                                            ============     ============     ============      ============
CLASS "C" SHARES
Capital shares outstanding ..............................             --          374,199           31,439                --
Net assets ..............................................             --     $  1,759,807     $    367,647                --
                                                            ------------     ------------     ------------      ------------
Net asset value per share ...............................             --     $       4.70     $      11.69                --
                                                            ============     ============     ============      ============
CLASS "S" SHARES
Capital shares outstanding ..............................             --            5,247               --                --
Net assets ..............................................             --     $     24,797               --                --
                                                            ------------     ------------     ------------      ------------
Net asset value per share ...............................             --     $       4.73               --                --
                                                            ============     ============     ============      ============
(1) Investments at cost .................................   $ 16,505,428     $ 71,678,600     $ 12,051,918      $ 67,227,886

                             See accompanying notes.
--------------------------------------------------------------------------------
                                       20

[GRAPHIC]    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED
DECEMBER 31, 2001

                                                                                SECURITY INCOME FUND
                                                                              -------------------------
                                                              SECURITY        DIVERSIFIED           HIGH           SECURITY
                                                           MUNICIPAL BOND       INCOME             YIELD             CASH
                                                                FUND            SERIES             SERIES            FUND
INVESTMENT INCOME:
Dividends ............................................      $        --       $        --       $    16,796       $        --
Interest .............................................          987,029         4,928,716         1,060,537         2,457,541
                                                            -----------       -----------       -----------       -----------
   Total investment income ...........................          987,029         4,928,716         1,077,333         2,457,541

EXPENSES:
   Management fees ...................................           95,046           264,781            65,408           301,068
   Custodian fees ....................................            1,879            11,421             4,043             6,297
   Transfer/maintenance fees .........................            8,451           175,762             9,187           195,547
   Administration fees ...............................           17,108            68,088             9,811            27,097
   Directors' fees ...................................           14,167             3,835               553            14,131
   Professional fees .................................            8,200             9,124             7,076             8,763
   Reports to shareholders ...........................            1,732            23,240               582            15,304
   Registration fees .................................           26,809            38,868            33,294            34,340
   Other expenses ....................................            1,951             5,510             2,168             3,564
   12b-1 distribution plan fees - Class A ............           43,445           151,495            13,054                --
   12b-1 distribution plan fees - Class B ............           16,312           140,125            42,584                --
   12b-1 distribution plan fees - Class C ............               --            10,354             1,668                --
   12b-1 distribution plan fees - Class S ............               --                59                --                --
                                                            -----------       -----------       -----------       -----------
      Total expenses .................................          235,100           902,662           189,428           606,111
         Less: Waiving of expenses ...................               --                --           (34,233)               --
               Reimbursement of expenses - Class A ...          (30,857)          (57,185)               --            (4,056)
               Reimbursement of expenses - Class B ...           (3,057)          (13,705)               --                --
               Reimbursement of expenses - Class C ...               --            (1,095)               --                --
               Reimbursement of expenses - Class S ...               --                (3)               --                --
               Earnings credits ......................               --            (3,366)               --                --
                                                            -----------       -----------       -----------       -----------
   Net expenses ......................................          201,186           827,308           155,195           602,055
                                                            -----------       -----------       -----------       -----------
      Net investment income ..........................          785,843         4,101,408           922,138         1,855,486

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period
   on investments ....................................          162,247           413,129          (764,177)               --
Net change in unrealized appreciation
   (depreciation) during the period
   on investments ....................................         (240,073)          437,382           296,568                --
                                                            -----------       -----------       -----------       -----------
Net gain (loss) ......................................          (77,826)          850,511          (467,609)               --
                                                            -----------       -----------       -----------       -----------
   Net increase in net assets
      resulting from operations ......................      $   708,017       $ 4,951,919       $   454,529       $ 1,855,486
                                                            ===========       ===========       ===========       ===========


                             See accompanying notes.
--------------------------------------------------------------------------------

[GRAPHIC]    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED
DECEMBER 31, 2001

                                                                                   SECURITY INCOME FUND
                                                                                ---------------------------
                                                              SECURITY          DIVERSIFIED           HIGH           SECURITY
                                                           MUNICIPAL BOND         INCOME             YIELD             CASH
                                                                FUND              SERIES             SERIES            FUND
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ....................................  $    785,843       $  4,101,408       $    922,138       $  1,855,486
Net realized gain (loss) during the period
   on investments ........................................       162,247            413,129           (764,177)                --
Net change in unrealized appreciation
   (depreciation) during the period ......................      (240,073)           437,382            296,568                 --
                                                            ------------       ------------       ------------       ------------
Net increase in net assets resulting from operations .....       708,017          4,951,919            454,529          1,855,486

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A ............................................      (728,627)        (3,363,703)          (562,163)        (1,855,486)
      Class B ............................................       (56,286)          (688,413)          (334,878)                --
      Class C ............................................            --            (51,688)           (13,736)                --
      Class S ............................................            --               (324)                --                 --
                                                            ------------       ------------       ------------       ------------
         Total distributions to shareholders .............      (784,913)        (4,104,128)          (910,777)        (1,855,486)

NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 5) ...........................      (769,014)        (3,793,763)           398,502          5,165,775
                                                            ------------       ------------       ------------       ------------
      Total increase (decrease) in net assets ............      (845,910)        (2,945,972)           (57,746)         5,165,775

NET ASSETS:
Beginning of period ......................................    18,283,741         77,584,417         10,576,056         62,471,932
                                                            ------------       ------------       ------------       ------------
End of period ............................................  $ 17,437,831       $ 74,638,445       $ 10,518,310       $ 67,637,707
                                                            ============       ============       ============       ============
Accumulated undistributed net investment
   income (loss) at end of period ........................  $      4,281       $     28,861       $      9,419                 --
                                                            ============       ============       ============       ============


                             See accompanying notes.
--------------------------------------------------------------------------------
                                       22

[GRAPHIC]    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED
DECEMBER 31, 2000

                                                                                   SECURITY INCOME FUND
                                                                                ---------------------------
                                                              SECURITY          DIVERSIFIED           HIGH           SECURITY
                                                           MUNICIPAL BOND         INCOME             YIELD             CASH
                                                                FUND              SERIES             SERIES            FUND
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ..................................  $    826,113       $  3,346,983       $    893,910       $  3,282,562
Net realized gain (loss)
   during the period on investments ....................       191,510         (1,663,191)          (373,694)                --
Net change in unrealized appreciation
   (depreciation) during the period ....................     1,134,610          4,485,764           (878,361)                --
                                                          ------------       ------------       ------------       ------------
Net increase (decrease) in net assets
   resulting from operations ...........................     2,152,233          6,169,556           (358,145)         3,282,562

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A ..........................................      (765,765)        (2,852,247)          (567,160)        (3,282,562)
      Class B ..........................................       (58,486)          (466,812)          (328,740)                --
      Class C ..........................................            --             (7,330)            (1,524)                --
                                                          ------------       ------------       ------------       ------------
         Total distributions to shareholders ...........      (824,251)        (3,326,389)          (897,424)        (3,282,562)

NET INCREASE (DECREASE) FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) .................    (2,334,903)         7,450,719          1,034,307          9,335,206

CORPORATE BOND & LIMITED MATURITY MERGER (COMPONENTS OF
   NET ASSETS OF LIMITED MATURITY AND CORPORATE BOND AT
   DATE OF EXCHANGE) (NOTE 6):
Capital Stock ..........................................            --         69,418,958                 --                 --
Accumulated net investment loss ........................            --             (2,803)                --                 --
Accumulated loss on sale of investments ................            --        (14,503,702)                --                 --
Net unrealized depreciation in value
   of investments ......................................            --         (2,700,108)                --                 --
                                                          ------------       ------------       ------------       ------------
                                                                    --         52,212,345                 --                 --
                                                          ------------       ------------       ------------       ------------
      Total increase (decrease) in net assets ..........    (1,006,921)        62,506,231           (221,262)         9,335,206
NET ASSETS:
Beginning of period ....................................    19,290,662         15,078,186         10,797,318         53,136,726
                                                          ------------       ------------       ------------       ------------
End of period ..........................................  $ 18,283,741       $ 77,584,417       $ 10,576,056       $ 62,471,932
                                                          ============       ============       ============       ============
Accumulated undistributed net investment
   income (loss) at end of period ......................  $      3,351       $     28,874       $     (1,652)      $         --
                                                          ============       ============       ============       ============



                             See accompanying notes.
--------------------------------------------------------------------------------
                                       23

[GRAPHIC]    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY MUNICIPAL BOND FUND (CLASS A)

                                                                      FISCAL YEARS ENDED DECEMBER 31
                                            ------------------------------------------------------------------------------------
                                            2001(B)(C)        2000(B)(C)       1999(B)(C)(D)     1998(B)(C)(D)     1997(B)(C)(D)
                                            ----------        ----------       -------------     -------------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..      $    10.20        $     9.48        $    10.24        $    10.08        $     9.72
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income ................            0.43              0.45              0.42              0.43              0.42
Net Gain (Loss) on Securities
   (realized and unrealized) .........           (0.05)             0.72             (0.76)             0.17              0.36
                                            ----------        ----------        ----------        ----------        ----------
Total from Investment Operations .....            0.38              1.17             (0.34)             0.60              0.78
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income) ...........................           (0.43)            (0.45)            (0.42)            (0.44)            (0.42)
Distributions (from Realized Gains) ..              --                --                --                --                --
                                            ----------        ----------        ----------        ----------        ----------
   Total Distributions ...............           (0.43)            (0.45)            (0.42)            (0.44)            (0.42)
                                            ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE END OF PERIOD ........      $    10.15        $    10.20        $     9.48        $    10.24        $    10.08
                                            ==========        ==========        ==========        ==========        ==========
TOTAL RETURN (A) .....................             3.8%             12.7%             (3.5%)             6.1%              8.3%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period
   (thousands) .......................      $   15,672        $   16,679        $   17,630        $   19,012        $   21,953
Ratio of Expenses to Average
   Net Assets ........................            0.99%             1.00%             1.01%             0.82%             0.82%
Ratio of Net Investment Income
   (Loss) to Average Net Assets ......            4.20%             4.60%             4.19%             4.23%             4.29%
Portfolio Turnover Rate ..............              54%               52%              108%               94%               48%

SECURITY MUNICIPAL BOND FUND (CLASS B)

                                                                      FISCAL YEARS ENDED DECEMBER 31
                                            ------------------------------------------------------------------------------------
                                            2001(B)(C)        2000(B)(C)       1999(B)(C)(D)     1998(B)(C)(D)     1997(B)(C)(D)
                                            ----------        ----------       -------------     -------------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..      $    10.22        $     9.50        $    10.26        $    10.08        $     9.73
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income ................            0.35              0.38              0.34              0.31              0.29
Net Gain (Loss) on Securities
   (realized and unrealized) .........           (0.05)             0.71             (0.76)             0.17              0.37
                                            ----------        ----------        ----------        ----------        ----------
Total from Investment Operations .....            0.30              1.09             (0.42)             0.48              0.66
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income) ...........................           (0.36)            (0.37)            (0.34)            (0.30)            (0.31)
Distributions (from Realized Gains) ..              --                --                --                --                --
                                            ----------        ----------        ----------        ----------        ----------
   Total Distributions ...............           (0.36)            (0.37)            (0.34)            (0.30)            (0.31)
                                            ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE END OF PERIOD ........      $    10.16        $    10.22        $     9.50        $    10.26        $    10.08
                                            ==========        ==========        ==========        ==========        ==========
TOTAL RETURN (A) .....................             2.9%             11.8%             (4.2%)             4.8%              6.9%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period
   (thousands) .......................      $    1,766        $    1,605        $    1,661        $    1,367        $    2,344
Ratio of Expenses to Average
   Net Assets ........................            1.74%             1.75%             1.76%             2.01%             2.00%
Ratio of Net Investment Income
   (Loss) to Average Net Assets ......            3.45%             3.85%             3.45%             3.04%             3.11%
Portfolio Turnover Rate ..............              54%               52%              108%               94%               48%

                             See accompanying notes.
--------------------------------------------------------------------------------
                                       24

[GRAPHIC]    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVERSIFIED INCOME SERIES (CLASS A)


                                                                      FISCAL YEARS ENDED DECEMBER 31
                                            ------------------------------------------------------------------------------------
                                            2001(B)(C)      2000(B)(C)(E)      1999(B)(C)(G)     1998(B)(C)(G)     1997(B)(C)(G)
                                            ----------      -------------      -------------     -------------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD...      $     4.66        $     4.52        $     4.96        $     4.81        $     4.71
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income ................            0.26              0.28              0.26              0.27              0.32
Net Gain (Loss) on Securities
   (realized & unrealized) ...........            0.07              0.14             (0.44)             0.16              0.10
                                            ----------        ----------        ----------        ----------        ----------
Total from Investment Operations .....            0.33              0.42             (0.18)             0.43              0.42
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income) ...........................           (0.26)            (0.28)            (0.26)            (0.28)            (0.32)
Distributions (from Capital Gains)....              --                --                --                --                --
                                            ----------        ----------        ----------        ----------        ----------
   Total Distributions ...............           (0.26)            (0.28)            (0.26)            (0.28)            (0.32)
                                            ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE END OF PERIOD ........      $     4.73        $     4.66        $     4.52        $     4.96        $     4.81
                                            ==========        ==========        ==========        ==========        ==========
TOTAL RETURN (A) .....................             7.3%              9.7%             (3.6%)             9.1%              9.2%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period
   (thousands) .......................       $   59,168        $   63,293        $   12,723        $   12,664        $    7,652
Ratio of Expenses to Average
   Net Assets ........................            0.95%             0.96%             0.87%             0.93%             0.60%
Ratio of Net Investment Income to
   Average Net Assets ................            5.57%             6.18%             5.58%             5.62%             6.10%
Portfolio Turnover Rate ..............              38%               71%               65%               78%               39%

DIVERSIFIED INCOME SERIES (CLASS B)

                                                                     FISCAL YEARS ENDED DECEMBER 31
                                          --------------------------------------------------------------------------------------
                                          2001(B)(C)(D)     2000(B)(C)(E)      1999(B)(C)(G)     1998(B)(C)(G)     1997(B)(C)(G)
                                          -------------     -------------      -------------     -------------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD...      $     4.65        $     4.51        $     4.95        $     4.80        $     4.71
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income ................            0.22              0.23              0.22              0.22              0.26
Net Gain (Loss) on Securities
   (realized & unrealized) ...........            0.07              0.16             (0.44)             0.16              0.10
                                            ----------        ----------        ----------        ----------        ----------
Total from Investment Operations .....            0.29              0.39             (0.22)             0.38              0.36
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income) ...........................           (0.23)            (0.25)            (0.22)            (0.23)            (0.27)
Distributions (from Capital Gains)....              --                --                --                --                --
                                            ----------        ----------        ----------        ----------        ----------
   Total Distributions ...............           (0.23)            (0.25)            (0.22)            (0.23)            (0.27)
                                            ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE END OF PERIOD ........      $     4.71        $     4.65        $     4.51        $     4.95        $     4.80
                                            ==========        ==========        ==========        ==========        ==========
TOTAL RETURN (A) .....................             6.4%              8.9%             (4.6%)             8.0%              7.9%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period
   (thousands) .......................      $   13,685        $   13,850        $    2,356        $    3,668        $    1,091
Ratio of Expenses to Average
   Net Assets ........................            1.70%             1.71%             1.85%             1.85%             1.68%
Ratio of Net Investment Income to
   Average Net Assets ................            4.83%             5.40%             4.55%             4.66%             5.02%
Portfolio Turnover Rate ..............              38%               71%               65%               78%               39%


                             See accompanying notes.
--------------------------------------------------------------------------------
                                       25

[GRAPHIC]    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVERSIFIED INCOME SERIES (CLASS C)

                                               FISCAL YEAR ENDED DECEMBER 31
                                               -----------------------------
                                               2001(B)(C)     2000(B)(C)(F)
                                               ----------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........  $    4.65        $    4.42
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .......................       0.21             0.21
Net Gain (Loss) on Securities
   (realized & unrealized) ..................       0.08             0.19
                                               ---------        ---------
Total from Investment Operations ............       0.29             0.40
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......      (0.24)           (0.17)
Distributions (from Capital Gains) ..........         --               --
                                               ---------        ---------
   Total Distributions ......................      (0.24)           (0.17)
                                               ---------        ---------

NET ASSET VALUE END OF PERIOD ...............  $    4.70        $    4.65
                                               =========        =========
TOTAL RETURN (A) ............................        6.3%             7.9%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........  $   1,760        $     442
Ratio of Expenses to Average Net Assets .....       1.69%            1.67%
Ratio of Net Investment Income to Average
   Net Assets ...............................       4.84%            5.32%
Portfolio Turnover Rate .....................         38%              40%

DIVERSIFIED INCOME SERIES (CLASS S)

                                               FISCAL YEAR ENDED DECEMBER 31
                                               -----------------------------
                                               2001(B)(C)(H)
                                               -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........    $    4.69
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .......................         0.18
Net Gain (Loss) on Securities
   (realized & unrealized) ..................         0.06
                                                  ---------
Total from Investment Operations ............         0.24
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......        (0.20)
Distributions (from Capital Gains) ..........           --
                                                 ---------
Total Distributions .........................        (0.20)
                                                 ---------
NET ASSET VALUE END OF PERIOD ...............    $    4.73
                                                 =========
TOTAL RETURN (A) ............................          4.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........    $      25
Ratio of Expenses to Average Net Assets .....         1.74%
Ratio of Net Investment Income to Average
   Net Assets ...............................         4.55%
Portfolio Turnover Rate .....................           43%


                             See accompanying notes.
--------------------------------------------------------------------------------

[GRAPHIC]    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH YIELD BOND SERIES (CLASS A)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                                  -----------------------------------------------------------------------------
                                                  2001(B)(C)      2000 (B)(C)      1999(B)(C)       1998(B)(C)       1997(B)(C)
                                                  ----------      -----------      ----------       ----------       ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............. $   12.14        $   13.65        $   15.05        $   15.71        $   15.32
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ...........................      1.06             1.10             1.25             1.22             1.25
Net Gain (Loss) on Securities
   (realized & unrealized) ......................     (0.47)           (1.50)           (1.32)           (0.47)            0.60
                                                  ---------        ---------        ---------        ---------        ---------
Total from Investment Operations ................      0.59            (0.40)           (0.07)            0.75             1.85
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ..........     (1.05)           (1.11)           (1.18)           (1.22)           (1.25)
Distributions (from Realized Gains) .............        --               --            (0.15)           (0.19)           (0.21)
                                                  ---------        ---------        ---------        ---------        ---------
   Total Distributions ..........................     (1.05)           (1.11)           (1.33)           (1.41)           (1.46)
                                                  ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE END OF PERIOD ................... $   11.68        $   12.14        $   13.65        $   15.05        $   15.71
                                                  =========        =========        =========        =========        =========
TOTAL RETURN (A) ................................       4.9%            (3.0%)           (0.5%)            5.0%            12.6%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ............ $   5,919        $   6,612        $   6,328        $   5,781        $   5,179
Ratio of Expenses to Average Net Assets .........      1.09%            0.79%            0.72%            0.76%            0.87%
Ratio of Net Investment Income
   to Average Net Assets ........................      8.80%            8.62%            8.17%            7.96%            8.14%
Portfolio Turnover Rate .........................        65%              28%              36%             103%              87%

HIGH YIELD SERIES (CLASS B)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                                  -----------------------------------------------------------------------------
                                                  2001(B)(C)      2000 (B)(C)      1999(B)(C)       1998(B)(C)       1997(B)(C)
                                                  ----------      -----------      ----------       ----------       ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............. $   12.11        $   13.62        $   15.02        $   15.68        $   15.32
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ...........................      0.96             1.00             1.06             1.10             1.10
Net Gain (Loss) on Securities
   (realized & unrealized) ......................     (0.47)           (1.50)           (1.25)           (0.47)            0.59
                                                  ---------        ---------        ---------        ---------        ---------
Total from Investment Operations ................      0.49            (0.50)           (0.19)            0.63             1.69
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ..........     (0.95)           (1.01)           (1.06)           (1.10)           (1.12)
Distributions (from Realized Gains) .............        --               --            (0.15)           (0.19)           (0.21)
                                                  ---------        ---------        ---------        ---------        ---------
   Total Distributions ..........................     (0.95)           (1.01)           (1.21)           (1.29)           (1.33)
                                                  ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE END OF PERIOD ................... $   11.65        $   12.11        $   13.62        $   15.02        $   15.68
                                                  =========        =========        =========        =========        =========
TOTAL RETURN (A) ................................       4.1%            (3.8%)           (1.3%)            4.2%            11.5%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ............ $   4,231        $   3,914        $   4,469        $   4,236        $   4,432
Ratio of Expenses to Average Net Assets .........      1.90%            1.51%            1.53%            1.53%            1.80%
Ratio of Net Investment Income
   to Average Net Assets ........................      7.98%            7.77%            7.35%            7.17%            7.21%
Portfolio Turnover Rate .........................        65%              28%              36%             103%              87%

                            See accompanying notes.
--------------------------------------------------------------------------------
                                       27

[GRAPHIC]    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH YIELD SERIES (CLASS C)

                                                           FISCAL YEARS ENDED DECEMBER 31
                                                           ------------------------------
                                                             2001(B)(C)   2000(B)(C)(F)
                                                             ----------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .....................      $ 12.16        $ 12.90
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ...................................         0.81           0.62
Net Gain (Loss) on Securities
   (realized & unrealized) ..............................        (0.33)         (0.69)
                                                               -------        -------
Total from Investment Operations ........................         0.48          (0.07)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ..................        (0.95)         (0.67)
Distributions (from Capital Gains) ......................           --             --
                                                               -------        -------
Total Distributions .....................................        (0.95)         (0.67)
                                                               -------        -------
NET ASSET VALUE END OF PERIOD ...........................      $ 11.69        $ 12.16
                                                               =======        =======
TOTAL RETURN (A) ........................................          4.0%          (1.2%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ....................      $   368        $    50
Ratio of Expenses to Average Net Assets .................         2.11%          1.58%
Ratio of Net Investment Income to Average
   Net Assets ...........................................         7.60%          8.05%
Portfolio Turnover Rate .................................           65%            39%


                            See accompanying notes.
--------------------------------------------------------------------------------
                                       28

[GRAPHIC]    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CASH FUND

                                                                            FISCAL YEARS ENDED DECEMBER 31
                                                 -----------------------------------------------------------------------------------
                                                 2001(B)(C)          2000(C)           1999(C)         1998 (C)(D)       1997 (C)(D)
                                                 ----------          -------           -------         -----------       -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...........  $     1.00      $     1.00        $     1.00        $     1.00        $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .........................        0.03            0.05              0.04              0.05              0.05
Net Gain (Loss) on Securities
   (realized & unrealized) ....................          --              --                --                --                --
                                                 ----------      ----------        ----------        ----------        ----------
Total from Investment Operations ..............        0.03            0.05              0.04              0.05              0.05
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ........       (0.03)          (0.05)            (0.04)            (0.05)            (0.05)
Distributions (from Realized Gains) ...........          --              --                --                --                --
                                                 ----------      ----------        ----------        ----------        ----------
   Total Distributions ........................       (0.03)          (0.05)            (0.04)            (0.05)            (0.05)
                                                 ----------      ----------        ----------        ----------        ----------
NET ASSET VALUE END OF PERIOD .................  $     1.00      $     1.00        $     1.00        $     1.00        $     1.00
                                                 ==========      ==========        ==========        ==========        ==========
Total Return (a) ..............................         3.2%            5.6%              4.4%              4.7%              4.9%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..........  $   67,638      $   62,472        $   53,137        $   61,828        $   57,441
Ratio of Expenses to Average Net Assets .......        1.00%           0.98%             0.86%             0.89%             0.90%
Ratio of Net Investment Income
   to Average Net Assets ......................        3.08%           5.48%             4.30%             4.60%             4.80%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charges paid at time of redemption.
(b) Fund expenses were reduced by reimbursement from the Investment Manager. Expense ratios absent such reimbursements would have been as follows:

                                                2001          2000           1999           1998          1997
                                                ----          ----           ----           ----          ----
Municipal Bond Fund               Class A       1.17%         1.16%          1.14%          0.82%         0.83%
                                  Class B       1.93%         1.96%          2.19%          2.18%         2.00%
Diversified Income Series         Class A       1.04%         1.19%          1.37%          1.43%         1.06%
                                  Class B       1.79%         2.02%          2.36%          3.03%         2.14%
                                  Class C       1.79%         1.84%            --             --            --
                                  Class S       1.75%           --             --             --            --
High Yield Series                 Class A       1.42%         1.39%          1.32%          1.36%         1.44%
                                  Class B       2.21%         1.84%          2.13%          2.13%         2.37%
                                  Class C       2.25%         2.02%            --             --            --
Cash Fund                                       1.01%           --             --             --            --

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.
(d) Expense ratios, including reimbursements, were calculated without the reduction for custodian fees earning credits. Expense ratios with such reductions would have been as follows:


                                                2001           2000         1999           1998          1997
                                                ----           ----         ----           ----          ----
Municipal Bond Fund               Class A        --             --          1.00%          0.82%         0.83%
                                  Class B        --             --          1.75%          2.00%         2.00%
Diversified Income Series         Class B       1.70%           --            --             --            --
Cash Fund                                        --             --            --           0.89%         1.00%


(e) Portfolio turnover calculation excludes the portfolio investments in the Limited Maturity Series and Corporate Bond Series prior to merger.
(f) Class C shares were initially offered for sale on May 1, 2000 for Security High Yield Series and Diversified Income Series. Percentage amounts for the period, except for total return, have been annualized.
(g) The financial highlights for the Diversified Income Series as set forth herein exclude the historical financial highlights of the Corporate Bond Series and Limited Maturity Bond Series Class A and B shares. The assets of the Corporate Bond Series and Limited Maturity Bond Series were acquired by the Diversified Income Series on April 30, 2000.
(h) Class "S" shares were initially offered for sale on February 1, 2001. Percentage amounts for the period, except total return, have been annualized. Total return has been calculated for the period February 1, 2001 through December 31, 2001.
(i) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001, was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.01% to 0.18%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


                             See accompanying notes.
--------------------------------------------------------------------------------
                                       29

[GRAPHIC]    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

 1. SIGNIFICANT ACCOUNTING POLICIES
   Security Income Fund, Security Municipal Bond Fund and Security Cash Fund (the Funds) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of Security Income Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Security Income Fund and Security Municipal Bond Fund offer different classes and, therefore, are required to account for each class separately and to allocate general expenses to each class based on the net asset value of each series. Class A shares are sold with a sales charge at the time of purchase. Class A shares generally are not subject to a sales charge when they are redeemed, except that purchases of Class A shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class B and Class C shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within five years of acquisition for Class B and within one year of acquisition for Class C incur a contingent deferred sales charge. The Security Income Fund began offering an additional class of shares ("S" shares) to the public on February 1, 2001. The shares are offered without a front-end sales charge but incur additional class specific expenses. Redemptions of the shares within seven years of acquisition incur a contingent deferred sales charge.
   The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
   A. SECURITY VALUATION - Valuations of Security Income and Security Municipal Bond Funds' securities are supplied by pricing services approved by the Board of Directors. Securities listed or traded on a national securities exchange are valued on the basis of the last sales price. If there are no sales on a particular day, then the securities are valued at the last bid price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds' investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. The Funds' officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing service. This method is deemed to approximate market.
   Security Cash Fund, by approval of the Board of Directors, utilizes the amortized cost method for valuing portfolio securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premium or accretion of discount.
   B. OPTIONS - Diversified Income Series and the High Yield Series may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively (and the writer of the obligation to sell or purchase), a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Funds and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract.
   The premium received for a written option is recorded as an asset, with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.
   C. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis. Each class of shares participates in investment income, fund-level expenses and realized and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the fund.
   D. CHANGE IN ACCOUNTING PRINCIPLE - As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The accounting principle affected the Security Income Fund, High Yield and Diversified Income Series. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in a ($145) and $130,642 increase/(reduction) in the cost of securities and a corresponding $145 and ($130,642) increase/ (decrease) in net unrealized appreciation for the Security Income Fund, High Yield Series and Diversified Income Series, respectively based on securities held on January 1, 2001.
   The effect of this change for the period ended December 31, 2001, was to increase/(decrease) net investment income by $38,333 and ($86,029), increase/(decrease) net unrealized appreciation by ($26,605) and $65,744 and increase/(decrease) net realized gain by ($11,728) and $20,285, for the Security Income Fund, High Yield Series and Diversified Income Series. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.
   E. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.
   F. TAXES - The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------
DECEMBER 31, 2001

   G. EARNINGS CREDITS - Under the fee schedule with the custodian, the Funds earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the statement of operations are before the reduction in expense from the related earnings credits.
   H. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
   I. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Company's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.
 2.MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Management fees are payable to Security Management Company, LLC (SMC) under investment advisory contracts at an annual rate of .50% of the average daily net assets of Security Municipal Bond Fund and Security Cash Fund; .35% of the average daily net assets for Diversified Income Series and .60% of the average daily net assets of the High Yield Series. SMC agreed to waive management fees on the High Yield Series until July 1, 2001. SMC pays Salomon Brothers Asset Management, Inc. an annual fee equal to .22% of the average daily net assets of Security Municipal Bond Fund for management services provided to the fund. The investment advisory contract for Security Income Fund provides that the total annual expenses of each series of the fund (including management fees and custodian fees net of earnings credits, but excluding interest, taxes, brokerage commissions, extraordinary expenses and distribution fees paid under the Class B and Class C distribution plans) will not exceed the level of expenses which Security Income Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are qualified for sale. For the period ended December 31, 2001, SMC agreed to limit the total expenses of Diversified Income Series to an annual rate of .95% of the average daily net asset value of Class A shares and 1.70% of Class B shares, Class C shares and Class S shares. SMC also agreed to limit the total expenses of the High Yield Series to 2.00% for Class A shares and 2.75% for Class B and Class C shares. The investment advisory contract for Security Municipal Bond Fund provides that the total annual expenses of the fund, exclusive of interest, taxes, Rule 12b-1 fees, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of the Fund as calculated on a daily basis. The investment advisory contract for Security Cash Fund provides that the total annual expenses of the Fund, exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of the Fund as calculated on a daily basis.
   The Funds have entered into contracts with SMC for transfer agent services and certain other administrative services which SMC provides to the Funds. SMC is paid an annual fixed charge per account and shareholder and dividend transaction fees.
   As the administrative agent for the Funds, SMC performs administrative functions, such as regulatory filings, bookkeeping, accounting and pricing functions for the Funds. For this service SMC receives on an annual basis, a fee of .90% of the average daily net assets of Diversified Income Series, High Yield Series, and Security Municipal Bond Fund and .045% of the average daily net assets of Security Cash Fund calculated daily and payable monthly.
   Security Income and Security Municipal Bond Funds have adopted distribution plans related to the offering of Class B shares and Security Income Fund has adopted a distribution plan relating to the Offering of Class C shares, each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares. Class A shares of Security Income Fund and Security Municipal Bond Fund incur 12b-1 distribution fees at an annual rate of .25% of the average daily net assets of each series.
   Security Distributors, Inc. (SDl), a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company, is national distributor for Security Income and Security Municipal Bond Funds. SDI receives net underwriting commissions on sales of Class A shares and contingent deferred sales charges (CDSC) on redemptions occurring within 5 years of the date of purchase of Class B shares, and within one year of the date of purchase of Class C shares, after allowances to brokers and dealers. Net amounts paid to SDI and the unaffiliated broker/dealers for the period ended December 31, 2001 are presented below:

                            MUNICIPAL     DIVERSIFIED    HIGH YIELD
                            BOND FUND     INCOME SERIES    SERIES
                            ---------     -------------    ------
SDI underwriting (Class A)  $   129       $   423         $    43
CDSC (Class B)              $    44       $21,995         $ 4,745
CDSC (Class C)                  N/A       $    60         $     0
CDSC (Class S)                  N/A       $    21             N/A
Broker/Dealer (Class A)     $12,421       $35,603         $ 6,269
Broker/Dealer (Class B)     $ 5,032       $52,020         $13,252
Broker/Dealer (Class C)         N/A       $ 5,429         $   616

--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------
DECEMBER 31, 2001

 3.FEDERAL INCOME TAX MATTERS
   Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences, adjustments are primarily due to interest income accrued for defaulted and variable rate securities for tax purposes and differing book and tax amortization methods for premium and market discount. To the extent these differences are permanent differences, adjustments are made to the appropriate equity accounts in the period that the difference arises.
   The amounts of unrealized appreciation (depreciation) for federal income tax purposes as of December 31, 2001, were as follows:

                                      MUNICIPAL      DIVERSIFIED        HIGH YIELD
                                      BOND FUND     INCOME SERIES         SERIES
                                      ---------     -------------         ------
Gross unrealized
   appreciation                     $   790,491       $ 2,124,989       $   230,498
Gross unrealized
   depreciation                        (132,903)         (574,482)       (1,996,241)
                                    -----------       -----------       -----------
Net unrealized
   appreciation (depreciation)      $   657,588       $ 1,550,507       ($1,765,743)
                                    ===========       ===========       ===========

   On the Statements of Assets and Liabilities the following adjustments were made for permanent tax adjustments:

                                    ACCUMULATED    UNDISTRIBUTED
                                    NET REALIZED  NET INVESTMENT
                                     GAIN (LOSS)      INCOME       PAID-IN-CAPITAL
                                     -----------      ------       ---------------
SECURITY INCOME FUND:
   DIVERSIFIED INCOME SERIES           $2,707           $96            ($2,803)

   At December 31, 2001, the following funds have capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:

                                                                           DEFERRED
                                    CAPITAL LOSS          EXPIRATION     POST-OCTOBER
                                      CARRYOVER              YEAR           LOSSES
                                      ---------              ----           ------
SECURITY INCOME FUND:
   DIVERSIFIED INCOME SERIES         $10,235,480             2002        $    54,820
                                       1,372,161             2004
                                         816,702             2005
                                         801,693             2007
                                       3,837,647             2008
                                     -----------
                                     $17,063,683
                                     ===========
HIGH YIELD SERIES                    $   371,694             2008            233,979
                                         531,908             2009
                                     -----------
                                     $   903,602
                                     ===========
SECURITY
   MUNICIPAL BOND FUND               $   657,452             2002            11,925
                                          58,165             2007
                                     -----------
                                     $   715,617
                                     ===========

   The tax character of distributions paid during 2000 and 2001 was the same as the character for financial statement purposes.
   As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

                                UNDISTRIBUTED   ACCUMULATED     UNDISTRIBUTED
                                   ORDINARY     CAPITAL AND      APPRECIATION
                                    INCOME      OTHER LOSSES    (DEPRECIATION)
                                    ------      ------------    --------------
SECURITY INCOME FUND:
   DIVERSIFIED INCOME SERIES      $    7,297    ($17,232,024)     $ 1,550,507
   HIGH YIELD SERIES                  17,074      (1,140,891)      (1,776,579)
   MUNICIPAL BOND FUND                 4,281        (727,542)         657,588

   The difference between book basis and tax-basis unrealized appreciation is attributable primarily to interest income accrued for defaulted and variable rate securities for tax purposes and differing book and tax amortization methods for premium and market discount.
   The income dividends paid by the Funds are taxable as ordinary income on the shareholder's tax return. The portion of ordinary income of dividends (including net short-term capital gains) attributed to the fiscal year ended December 31, 2001, that qualified for the dividends received deduction, if any, for corporate shareholders in accordance with the provisions of the Internal Revenue code for each series was as follows:


   HIGH YIELD SERIES.....................2%

4.INVESTMENT TRANSACTIONS
   Investment transactions for the period ended December 31, 2001, (excluding overnight investments and short-term debt securities) were as follows:

                           MUNICIPAL      DIVERSIFIED   HIGH YIELD
                           BOND FUND     INCOME SERIES    SERIES
                           ---------     -------------    ------
Purchases                 $ 9,796,976     $27,442,247   $7,168,119
Proceeds from sales       $10,653,807     $33,242,844   $6,534,502



--------------------------------------------------------------------------------
                                       32

--------------------------------------------------------------------------------
DECEMBER 31, 2001

 5.CAPITAL SHARE TRANSACTIONS
   The Funds are authorized to issue an unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Funds were as follows:

                               2001         2001        2001       2001          2001           2001
                              SHARES       AMOUNT      SHARES     AMOUNT        SHARES         AMOUNT
                               SOLD         SOLD     REINVESTED REINVESTED     REDEEMED       REDEEMED
                               ----         ----     ---------- ----------     --------       --------
MUNICIPAL BOND FUND
   Class A Shares .......   1,037,049  $ 10,670,733     43,154  $  441,881    (1,170,112)   ($12,055,603)
   Class B Shares .......      29,487       306,090      2,668      27,373       (15,378)       (159,488)
                          -----------  ------------  ---------  ----------  ------------   -------------
      Total .............   1,066,536  $ 10,976,823     45,822  $  469,254    (1,185,490)   ($12,215,091)

DIVERSIFIED INCOME SERIES
   Class A Shares .......   5,901,809  $ 28,144,861    536,738  $2,531,009    (7,487,638)   ($35,538,195)
   Class B Shares .......   1,719,315     8,149,576    134,613     631,063    (1,925,508)     (9,053,220)
   Class C Shares .......     351,825     1,659,892     10,690      50,286       (83,371)       (394,293)
   Class S Shares .......       5,259        25,321         68         325           (80)           (388)
                          -----------  ------------  ---------  ----------  ------------   -------------
      Total .............   7,978,208  $ 37,979,650    682,109  $3,212,683    (9,496,597)   ($44,986,096)

HIGH YIELD BOND SERIES
   Class A Shares .......     141,019  $  1,734,099     44,834  $  538,890      (223,684)    ($2,711,847)
   Class B Shares .......      91,239     1,133,069     26,788     320,753       (77,990)       (944,855)
   Class C Shares .......      28,902       346,847      1,085      12,796        (2,669)        (31,250)
                          -----------  ------------  ---------  ----------  ------------   -------------
      Total .............     261,160  $  3,214,015     72,707     872,439      (304,343)    ($3,687,952)

CASH FUND ............... 161,317,576  $161,317,576  1,960,267  $1,960,267  (158,112,068)  ($158,112,068)


                                                2001            2001
                                        INCREASE/DECREASE  INCREASE/DECREASE
                                               SHARES          AMOUNT
                                        -----------------  ------------------
MUNICIPAL BOND FUND
   Class A Shares .......                     (89,909)      ($942,989)
   Class B Shares .......                      16,777         173,975
                                            ---------      -----------
      Total .............                     (73,132)      ($769,014)

DIVERSIFIED INCOME SERIES
   Class A Shares .......                  (1,049,091)     ($4,862,325)
   Class B Shares .......                     (71,580)        (272,581)
   Class C Shares .......                     279,144        1,315,885
   Class S Shares .......                       5,247           25,258
                                            ---------      -----------
      Total .............                    (836,280)     ($3,793,763)

HIGH YIELD BOND SERIES
   Class A Shares .......                     (37,831)       ($438,858)
   Class B Shares .......                      40,037          508,967
   Class C Shares .......                      27,318          328,393
                                            ---------      -----------
      Total .............                      29,524      $   398,502

CASH FUND ...............                   5,165,775      $ 5,165,775

                               2000         2000        2000       2000          2000           2000
                              SHARES       AMOUNT      SHARES     AMOUNT        SHARES         AMOUNT
                               SOLD         SOLD     REINVESTED REINVESTED     REDEEMED       REDEEMED
                               ----         ----     ---------- ----------     --------       --------
MUNICIPAL BOND FUND
   Class A Shares .......      75,595  $    747,707     47,238  $  458,301      (347,136)    ($3,372,232)
   Class B Shares .......       2,296        22,581      2,669      25,995       (22,774)       (217,255)
                          -----------  ------------  ---------  ----------  ------------   -------------
      Total .............      77,891  $    770,288     49,907  $  484,296      (369,910)    ($3,589,487)

DIVERSIFIED INCOME SERIES
   Class A Shares .......   4,690,429  $ 21,288,951    468,279  $2,124,006    (5,027,271)   ($22,833,753)
   Class B Shares .......   2,086,063     9,429,545     94,039     426,189      (756,125)     (3,416,150)
   Class C Shares .......     117,095       533,686      1,605       7,329       (23,645)       (109,084)
                          -----------  ------------  ---------  ----------  ------------   -------------
      Total .............   6,893,587  $ 31,252,182    563,923  $2,557,524    (5,807,041)   ($26,358,987)

HIGH YIELD BOND SERIES
   Class A Shares .......     122,899  $  1,597,875     41,266  $  527,499       (83,225)    ($1,073,214)
   Class B Shares .......      40,221       527,246     24,500     312,606       (69,781)       (910,233)
   Class C  Shares ......       4,000        51,014        122       1,521            (1)             (7)
                          -----------  ------------  ---------  ----------  ------------   -------------
      Total .............     167,120  $  2,176,135     65,888  $  841,626      (153,007)    ($1,983,454)

CASH FUND ............... 202,192,238  $202,192,238  2,982,375  $2,982,375  (195,839,407)  ($195,839,407)



                                                2000            2000
                                        INCREASE/DECREASE  INCREASE/DECREASE
                                               SHARES          AMOUNT
                                        -----------------  ------------------
MUNICIPAL BOND FUND
   Class A Shares .......                    (224,303)     ($2,166,224)
   Class B Shares .......                     (17,809)        (168,679)
                                            ---------      -----------
      Total .............                    (242,112)     ($2,334,903)

DIVERSIFIED INCOME SERIES
   Class A Shares .......                     131,437      $   579,204
   Class B Shares .......                   1,423,977        6,439,584
   Class C Shares .......                      95,055          431,931
                                            ---------      -----------
      Total .............                   1,650,469       $7,450,719

HIGH YIELD BOND SERIES
   Class A Shares .......                      80,940       $1,052,160
   Class B Shares .......                      (5,060)         (70,381)
   Class C  Shares ......                       4,121           52,528
                                            ---------      -----------
      Total .............                      80,001       $1,034,307

CASH FUND ...............                   9,335,206      $ 9,335,206


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DECEMBER 31, 2001

6. ACQUISITION OF SECURITY INCOME FUND -- CORPORATE BOND SERIES AND SECURITY INCOME FUND -- LIMITED MATURITY BOND SERIES
   Pursuant to a plan of reorganization approved by Security Income Fund Corporate Bond Series and Security Income Fund Limited Maturity Bond Series shareholders, Security Income Fund Diversified Income Series acquired all the net assets of Corporate Bond Series and Limited Maturity Bond Series, which totalled $52,212,345 on the closing date of the reorganization, April 30, 2000. In connection with the merger, 9,416,879 and 1,205,168 of Diversified Income Class A shares were issued in exchange for Corporate Bond Series' and Limited Maturity Series' Class A shares, respectively and 749,773 and 281,591 of Diversified Income Class B shares were issued in exchange for Corporate Bond Series' and Limited Maturity Series' Class B shares, respectively. In exchange for the assets of Corporate Bond Series and Limited Maturity Bond Series, 11,653,411 shares of Diversified Income were distributed pro rata to Corporate Bond and Limited Maturity Bond shareholders of record as of immediately after the closing date. These shares represent the equivalent of $42,200,581 and $5,399,808 received in exchange for Corporate Bond Series' and Limited Maturity Series' assets for Class A shares, respectively and $3,353,369 and $1,258,587 received in exchange for Corporate Bond Series' and Limited Maturity Series' assets for Class B shares, respectively. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(Cx) of the Internal Revenue Code. Corporate Bond's net assets included $2,353,525 of unrealized depreciation, $2,609 of accumulated net investment loss and $14,299,309 of accumulated realized loss on sale of investments. Limited Maturity's net assets included $346,583 of unrealized depreciation, $194 of accumulated net investment loss and $204,393 of accumulated loss of sale of investments. The aggregate net assets of Diversified Income Series immediately before the acquisition totalled $20,367,555. Following the acquisition, the combined net assets of Diversified Income Series totalled, $72,579,900.

--------------------------------------------------------------------------------
                                       34

[GRAPHIC]    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
SECURITY INCOME FUND, SECURITY MUNICIPAL BOND FUND
AND SECURITY CASH FUND

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Security Municipal Bond Fund, Security Income Fund (comprised of Diversified Income Series and High Yield Series), and Security Cash Fund (collectively, the Funds) as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We have conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds and respective series indicated above at December 31, 2001 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.




                                                /s/ Ernst & Young LLP

Kansas City, Missouri
February 8, 2002



--------------------------------------------------------------------------------
                                       35

[GRAPHIC]    DIRECTOR DISCLOSURE
--------------------------------------------------------------------------------

                                                                                                                       NUMBER OF
                                                                          PRINCIPAL                                    PORTFOLIOS IN
NAME,                    POSITION(S)           TERM OF                    OCCUPATION(S)                                FUND COMPLEX
ADDRESS AND              HELD WITH             OFFICE AND                 DURING THE PAST                              OVERSEEN BY
AGE                      THE FUND              LENGTH OF TIME SERVED      5 YEARS                                      THE DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.     Director**            1994 to present***         Business broker,                                   40
2222 S.W. 29th Street                                                     Griffith & Blair Realtors
Topeka, KS 66611                                                          Manager, Star Sign, Inc.
55

Penny A. Lumpkin         Director**            1993 to present***         President, Vivian's Gift Shop                      40
3616 Canterbury Town Rd.                                                  Vice President, Palmer Companies, Inc.
Topeka, KS 66610                                                          Vice President, Bellairre Shopping Center
62                                                                        Partner, Goodwin Ent.
                                                                          Partner, PLB
                                                                          Partner, Town Crier
                                                                          Vice President and Treasurer, Palmer News, Inc.
                                                                          Vice President, M/S News, Inc.
                                                                          Secretary, Kansas City Periodicals

Mark L. Morris, Jr.      Director**            1991 to present***         Independent Investor, Morris Co.                   40
5500 S.W. 7th Ave.                                                        Partner, Mark Morris Associates
Topeka, KS 66606
67

Maynard F. Oliverius     Director              1998 to present***         President & CEO, Stormont Vail HealthCare          40
1500 S.W. 10th Ave.
Topeka, KS 66604
58

John D. Cleland          Chairman of the Board February 2000 to present   Sr. Vice President and Managing Member             40
700 S.W. Harrison St.    Director*             1991 to present***         Representative, Security Management Company, LLC
Topeka, KS 66636-0001                                                     Sr. Vice President, Security Benefit Group, Inc.
65                                                                        Sr. Vice President, Security Benefit Life
                                                                          Insurance Co.
                                                                          Director & Vice President, Security
                                                                          Distributors, Inc.

James R. Schmank         President             February 2000 to present   President and Managing Member Representative,      40
700 S.W. Harrison St.    Director*             1997 to present***         Security Management Company, LLC
Topeka, KS 66636-0001                                                     Sr. Vice President, Security Benefit Group, Inc.
48                                                                        Sr. Vice President, Security Benefit Life
                                                                          Insurance Co.
                                                                          Director, Security Distributors, Inc.

*These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.


--------------------------------------------------------------------------------
                                       36

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--------------------------------------------------------------------------------
                                       37

THE SECURITY GROUP OF MUTUAL FUNDS

Security Growth and Income Fund Security Equity
Fund
    -  Equity Series
    -  Global Series
    -  Total Return Series
    -  Social Awareness Series
    -  Mid Cap Value Series
    -  Small Cap Growth Series
    -  Enhanced Index Series
    -  International Series
    -  Select 25 Series
    -  Large Cap Growth Series
   -   Technology Series
Security Ultra Fund
Security Income Fund
    -  Diversified Income Series
    -  High Yield Series
    -  Capital Preservation Series
Security Municipal Bond Fund
Security Cash Fund

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

SECURITY FUNDS OFFICERS AND DIRECTORS

DIRECTORS

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS

John D. Cleland, Chairman of the Board
James R. Schmank, President
Terry A. Milberger, Vice President
Cindy L. Shields, Vice President
Steven M. Bowser, Vice President
James P. Schier, Vice President
David Toussaint, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer
Jana R. Selley, Compliance Officer

---------------------------------------
[LOGO]   SECURITY DISTRIBUTORS, INC.
---------------------------------------

700 SW Harrison St.
Topeka, KS 66636-0001